Registration No. 2-60067

 As filed with the Securities and Exchange Commission on December 27, 1996

=============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         X

                  Pre-Effective Amendment No.

                  Post-Effective Amendment No.  28                       X

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

                  Amendment No.  29                                      X

                        (Check appropriate box or boxes)

                              TEMPLETON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

   700 CENTRAL AVENUE, P.O. BOX 33030, ST. PETERSBURG, FLORIDA 33733-8030
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (813) 823-8712

                                 John K. Carter
                               700 Central Avenue
                                 P.O. Box 33030
                       ST. PETERSBURG, FLORIDA 33733-8030
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

             immediately upon filing pursuant to paragraph (b) of Rule 485

     X       on JANUARY 1, 1997 pursuant to paragraph (b) of Rule 485

             60 days after filing pursuant to paragraph (a)(1) of Rule 485

             on       pursuant to paragraph (a)(1) of Rule 485

             75 days after filing pursuant to paragraph (a)(2) of Rule 485

             on       pursuant to paragraph (a)(2) of Rule 485

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------

The Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, and filed its Rule 24f-2 Notice for the fiscal year ended August 31, 1996 on October 30, 1996.


PAGE



                              TEMPLETON FUNDS, INC.
                              CROSS-REFERENCE SHEET

                                    FORM N-1A

                                     PART A



N-1A                                                      LOCATION IN
ITEM NO.            ITEM                           REGISTRATION STATEMENT
  1               Cover page                         Cover Page

  2               Synopsis                           Expense Summary

  3               Condensed Financial                "Financial Highlights";
                  Information                        "How Do the Funds
                                                      Measure Performance?"

  4               General Description                "How Is the Fund Organized?";
                  of Registrant                      "How Do the Funds Invest Their Assets?";
                                                     "What Are the Funds' Potential Risks?"

  5               Management of the Fund             "Who Manages the Funds?"

  5A              Management's Discussion            Contained in Registrant's Annual
                  of Fund Performance                Report to Shareholders

  6               Capital Stock and Other            "How Are the Funds Organized?"; "Services
                  Securities                          to Help You Manage Your Account"; "What
                                                      Distributions Might I Received From the
                                                      Funds?"; "How Taxation Affects You and the
                                                      Funds?"

  7               Purchase of Securities             "How Do I Buy Shares?"; "May I Exchange
                  Being Offered                       Shares for Shares of Another Fund?";
                                                     "Transaction Procedures and Special
                                                      Requirements"; "Services to Help You Manage
                                                      Your Account"; "Who Manages the Funds?" "Useful
                                                      Terms and Definitions"

  8               Redemption or Repurchase           "May I Exchange Shares for Shares of Another
                                                      Fund?"; "How Do I Sell Shares?"; "Transaction
                                                      Procedures and Special Requirements"; "Services
                                                      to Help You Manage Your Account"

  9               Pending Legal Procedures            Not Applicable



PAGE




                              TEMPLETON FUNDS, INC.
                              CROSS-REFERENCE SHEET

                                    FORM N-1A

                                     PART B


N-1A                                                     LOCATION IN
ITEM NO.             ITEM                           REGISTRATION STATEMENT
 10               Cover Page                         Cover Page

 11               Table of Contents                  Table of Contents

 12               General Information and            Not Applicable
                  History

 13               Investment Objectives and          "How Do the Funds Invest Their Assets?";
                  Policies                           "Investment Restrictions"; "What Are the
                                                      Funds' Potential Risks?"

 14               Management of the                  "Officers and Directors"; "Investment
                  Registrant                          Advisory and Other Services"

 15               Control Persons and                "Officers and Directors"; "Investment
                  Principal Holders of                Advisory and Other Services"; "Miscellaneous
                  Securities                          Information?"

 16               Investment Advisory and            "Investment Advisory and Other Services";
                  Other Services                     "The Funds' Underwriter"

 17               Brokerage Allocation and           "How Do the Funds Buy Securities
                  Other Practices                     For Their Portfolio?"

 18               Capital Stock and Other            "Miscellaneous Information"; See Prospectus
                  Securities                         "How Is The Fund Organized?"

 19               Purchase, Redemption and           "How Do I Buy, Sell and Exchange Shares?";
                  Pricing of Securities              "How Are Fund Shares Valued?";
                  Being Offered                      "Financial Statements"

 20               Tax Status                         "Additional Information on Distributions
                                                      and Taxes"

 21               Underwriters                       "The Funds' Underwriter"

 22               Calculation of Performance         "How Do the Funds Measure Performance?"
                  Data
 23               Financial Statements               Financial Statements





PAGE




                                     PART A
                                   PROSPECTUS
                              TEMPLETON WORLD FUND







PAGE



                               PROSPECTUS


                             &  APPLICATION



                                      LOGO


                                TEMPLETON

                               WORLD FUND

           --------------------------------------------------
                             JANUARY 1, 1997

                           INVESTMENT STRATEGY
                              GLOBAL GROWTH

                                  LOGO
--------------------------------------------------------------------------------


This prospectus describes Templeton World Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.



The Fund's SAI, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SEC OR


ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PAGE


                                   TEMPLETON

                                  WORLD  FUND


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          This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized.


              No sales representative, dealer, or other person is


         authorized to give any information or make any representations other than those contained in this prospectus. Further


                 information may be obtained from Distributors.


           ----------------------------------------------------------

                   When reading this prospectus, you will see

                 certain terms beginning with capital letters.


                        This means the term is explained


                            in our glossary section.


PAGE


                            TABLE OF CONTENTS
                            ABOUT THE FUND
                            Expense Summary ....................2
                            Financial
                            Highlights ...................  4
                            How Does the Fund Invest Its
                            Assets? .......  5
                            What Are the Fund's Potential
                            Risks? ........  8
                            Who Manages the
                            Fund? ................ 11
                            How Does the Fund Measure
                            Performance? .... 14
                            How Is the Fund
                            Organized? ............. 14
                            How Taxation Affects You and the
                            Fund ...... 15
                            ABOUT YOUR ACCOUNT
                            How Do I Buy
                            Shares? ................ 16
                            May I Exchange Shares for Shares of
                            Another Fund? .. 22
                            How Do I Sell
                            Shares?  ................. 26
TEMPLETON                   What Distributions Might I Receive
WORLD FUND                  From the Fund? .. 28
------------------------    Transaction Procedures and Special
January 1, 1997             Requirements ... 29
                            Services to Help You Manage Your
700 Central Avenue          Account ...... 34
St. Petersburg, Florida     GLOSSARY
  33701                     Useful Terms and
1-800/DIAL BEN              Definitions ............... 37


PAGE

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended August 31, 1997. Your actual expenses may vary.


                                                        Class       Class
A.   Shareholder Transaction Expenses(+)                    I          II
     Maximum Sales Charge
       (as a percentage of Offering Price)               5.75%       1.99%
     Paid at time of purchase                            5.75%(++)   1.00%(+++)
     Paid at redemption(++++)                            NONE        0.99%
     Exchange Fee (per transaction)                     $5.00*      $5.00*
B.   Annual Fund Operating Expenses
       (as a percentage of average net assets)
     Management Fees                                     0.62%       0.62%
     Rule 12b-1 Fees                                     0.19%**     1.00%**
     Other Expenses                                      0.22%       0.22%
                                                        -----       -----
     Total Fund Operating Expenses                       1.03%       1.84%
                                                        -----       -----
C.   Example


    Assume the annual return for each class is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.

                 ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
    -------------------------------------------------------------------
    CLASS I      $67***       $88             $111           $176
    CLASS II     $39          $67             $109           $224

    For the same Class II investment, you would pay projected expenses of $29 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

(+)If your transaction is processed through your Securities Dealer you may be charged a fee by your Securities Dealer for this service.

(++)There is no front-end sales charge if you invest $1 million or more in Class I shares.

(+++)Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

 - Templeton World Fund

                                        2

PAGE

(++++)A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.

**These fees may not exceed 0.25% for Class I. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.

                                                          Templeton World Fund -

                                        3

PAGE

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen LLP, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.



Class I Shares



   Year
  Ended
August 31     1996        1995        1994        1993        1992        1991        1990        1989        1988        1987
---------------------------------------------------------------------------------
Per Share Operating
 Performance
(For a share outstanding throughout
 the year)
Net asset value, beginning
 of year   $    16.76  $    17.06  $    15.94  $    14.42  $    15.05  $    14.70  $    17.30  $    14.43  $    19.05  $    16.59
           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Income from investment operations:
 Net investment
  income          .41         .33         .26         .30         .41         .46         .53         .54         .47         .40
 Net realized and
unrealized gain
  (loss)         1.29        1.11        2.50        2.81         .67        1.16       (2.04)       3.31       (2.53)       3.78
           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total  from
 investment
 operations      1.70       1.44        2.76        3.11        1.08        1.62       (1.51)       3.85       (2.06)       4.18
           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions:
Dividends from
   net investment
   income        (.37)       (.28)       (.26)       (.38)       (.42)       (.52)       (.56)       (.38)       (.61)       (.44)
 Distributions
   from net
  realized
   gains        (1.88)      (1.46)      (1.38)      (1.21)      (1.29)       (.75)       (.53)       (.60)      (1.95)      (1.28)
           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total
distributions   (2.25)      (1.74)      (1.64)      (1.59)      (1.71)      (1.27)      (1.09)       (.98)      (2.56)      (1.72)
           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Change in
 net asset
 value           (.55)       (.30)       1.12        1.52        (.63)        .35       (2.60)       2.87       (4.62)       2.46
           ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net asset
 value,
 end of
 year      $    16.21  $    16.76  $    17.06  $    15.94  $    14.42  $    15.05  $    14.70  $    17.30  $    14.43  $    19.05
           ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
Total
 Return*        11.73%       9.87%      18.87%      24.71%       8.13%      12.95%      (9.39)%      28.30%      (8.79)%      28.54%
Ratios/Supplemental
 Data
Net  assets,
 end of
 year
 (000)     $6,483,146  $5,868,967  $5,421,691  $4,621,124  $4,046,706  $4,129,635  $4,072,639  $4,728,104  $3,844,126  $4,478,488
Ratio of
 expenses
 to  average
 net
 assets          1.03%       1.05%       1.04%       1.02%        .86%        .72%        .69%        .69%        .68%        .67%
Ratio of
 net investment
 income to
 average  net
 assets          2.66%       2.18%       1.67%       2.13%       2.76%       3.23%       3.28%       3.54%       3.06%       2.48%
Portfolio
 turnover
 rate           22.05%      34.05%      30.77%      25.86%      26.60%      22.90%      19.90%      15.56%      20.45%      23.37%
Average
commission
 rate paid
 (per
 share)    $    .0130


*Total Return does not reflect sales commissions.

 - Templeton World Fund

                                        4

PAGE


Class II Shares



                   Year Ended August 31                           1996         1995(1)
---------------------------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the period)
Net asset value, beginning of period                             $ 16.71       $15.36
                                                                 -------       ------
Income from investment operations:
  Net investment income                                              .45          .03
  Net realized and unrealized gain                                  1.11         1.32
                                                                 -------       ------
Total from investment operations                                    1.56         1.35
                                                                 -------       ------
Distributions:
  Dividends from net investment income                              (.35)          --
  Distributions from net realized gains                            (1.88)          --
                                                                 -------       ------
Total distributions                                                (2.23)          --
                                                                 -------       ------
Change in net asset value                                           (.67)        1.35
                                                                 -------       ------
Net asset value, end of period                                   $ 16.04       $16.71
                                                                 =======       ======
Total Return*                                                      10.88%        8.79%
Ratios/Supplemental Data
Net assets, end of period (000)                                  $58,619       $7,623
Ratio of expenses to average net assets                             1.84%        1.82%**
Ratio of net investment income to average net assets                2.14%        1.37%**
Portfolio turnover rate                                            22.05%       34.05%
Average commission rate paid (per share)                         $ .0130


(1)For the period May 1, 1995 (commencement of sales) through August 31, 1995.

*Total Return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods less than one year.

**Annualized.


HOW DOES THE FUND INVEST ITS ASSETS?


The Fund's Investment Objective

The Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described in the SAI under "How Does the Fund Invest Its Assets? - Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Under normal market conditions, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three different nations (one of which may be the U.S.). Whenever, in the judgment of TGAL, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in U.S. government securities, bank time deposits in the currency of any major nation and commercial paper meeting the

                                                          Templeton World Fund -

                                        5

PAGE

quality ratings set forth under "How Does the Fund Invest Its Assets?" in the SAI, and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities.
Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. The Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) nor more than 10% of its assets in securities with a limited trading market. The Investment Objective and Policies described above, as well as most of the Investment Restrictions described in the SAI, cannot be changed without shareholder approval. The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund expects to have a portfolio turnover rate of less than 50%.

The Fund may also purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. In addition, in order to increase its return or to hedge all or a portion of its portfolio investments, the Fund may purchase and sell put and call options on securities indices. These investment techniques are described below and under the heading "How Does the Fund Invest Its Assets?" in the SAI.


Types of Securities in Which the Fund May Invest


The Fund is authorized to use the various securities and investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

Repurchase Agreements. When the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the

 - Templeton World Fund

                                        6

PAGE

value of the security declines, as well as incur disposition costs in liquidating the security.


Options on Indices. The Fund may purchase and write (i.e., sell) put and call options on securities indices that are traded on U.S. and foreign exchanges or in the over-the-counter markets. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a put or call option only if the option is "covered." This means that, so long as the Fund is obligated as the writer of an option, it will maintain with its custodian cash or cash equivalents equal to the contract value (in the case of call options) or exercise price (in the case of put options). The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets.


Stock Index Futures Contracts. For hedging purposes only, the Fund may purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. A stock index futures contract is a bilateral agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Fund enters into a stock index futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the stock index fluctuates, either party to the contract is required to make additional margin deposits, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "How Does the Fund Invest Its Assets? - Stock Index Futures Contracts" in the SAI. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts.

Loans of Portfolio Securities. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities.

                                                          Templeton World Fund -

                                        7

PAGE

Depositary Receipts. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). ADRs are depositary receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in depositary receipts will be deemed to be investments in the underlying securities.

WHAT ARE THE FUND'S POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the shares of the Fund. Changes in currency valuations will also affect

 - Templeton World Fund

                                        8

PAGE

the price of the shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by TGAL will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

Successful use of stock index futures contracts and options on securities indices by the Fund is subject to certain special risk considerations. A liquid stock index option or futures market may not be available when the Fund seeks to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the securities in the Fund's portfolio. Successful use of stock index futures contracts and options on securities indices is further dependent on TGAL's ability to predict correctly movements in the direction of the stock markets and no assurance can be given that its judgment in this respect will be correct. Risks in the purchase and sale of stock index futures and options are further referred to in the SAI.

The Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in

                                                          Templeton World Fund -

                                        9

PAGE

certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. The Fund may invest in Eastern European countries, which involves special risks that are described under "What Are the Fund's Potential Risks?" in the SAI.

Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant


  - Templeton World Fund


                                       10

PAGE

risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.

The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and CCC by S&P and between Baa and Caa by Moody's or, if unrated, are of equivalent investment quality as determined by TGAL. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. High-risk, lower quality debt securities, commonly known as junk bonds, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by TGAL to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of TGAL, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

The Fund usually effects currency exchange transaction on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories, described in the SAI.


WHO MANAGES THE FUND?


The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the

                                                          Templeton World Fund -

                                       11

PAGE

two classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


Investment Manager. TGAL manages the Fund's assets and makes its investment decisions. TGAL also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, TGAL and its affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. TGAL and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.



Portfolio Management. The lead portfolio manager of the Fund since 1996 is Jeffrey A. Everett. Mr. Everett is an executive vice president of TGAL. He holds a BS in finance from Pennsylvania State University and is also a Chartered Financial Analyst. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. His global research responsibilities encompass industry coverage for broadcasting, advertising, publishing and real estate, and country responsibilities for Italy and Australia.



Mark G. Holowesko and Richard Sean Farrington exercise secondary portfolio management responsibilities for the Fund. Mr. Holowesko is president of TGAL. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a director and founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization, Mr. Holowesko worked with Roy West Trust Corporation (Bahamas) Limited as an investment analyst. His duties at Roy West included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research worldwide for TGAL and managing several mutual funds. Mr. Farrington is a vice president of TGAL. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst and is currently the president of the Bahamas Society of Financial Analysts. He joined


  - Templeton World Fund

                                       12

PAGE


the Templeton organization in 1991 and is currently a research analyst and portfolio manager. Mr. Farrington's research responsibilities include global coverage of electrical equipment industries, as well as non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan.


Management Fees. For the fiscal year ended August 31, 1996, the Fund paid 0.62% of its average daily net assets in management fees.

Portfolio Transactions. TGAL tries to obtain the best execution on all transactions. If TGAL believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Does the Fund Buy Securities For Its Portfolio?" in the SAI for more information.

Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Fund. During the fiscal year ended August 31, 1996, administration fees totaling 0.08% of the average daily net assets of the Fund were paid to Templeton Global Investors, Inc. Please see "Investment Management and Other Services" in the SAI for more information.

Total Expenses. For the fiscal year ended August 31, 1996, the total Fund operating expenses were 1.03% and 1.84% of average daily net assets of Class I shares and Class II shares, respectively.

The Rule 12b-1 Plans

Each class has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.

Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. Under the plan, costs and expenses not reimbursed in any quarter (including costs and expenses not reimbursed because they exceed the applicable limit of the plan) may be reimbursed in subsequent quarters or years. Distributors has informed the Fund that it had no unreimbursed expenses under the Class I plan at August 31, 1996. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

                                                          Templeton World Fund -

                                       13

PAGE

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.

The investment results of each class will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.


HOW IS THE FUND ORGANIZED?



The Fund is a diversified series of Templeton Funds, Inc. (the "Company"), an open-end management investment company, commonly called a mutual fund. It was organized as a Maryland corporation on August 15, 1977, and is registered with the SEC under the 1940 Act. The Fund began offering two classes of shares on May 1, 1995: Templeton World Fund - Class I and Templeton World Fund - Class II.
All shares purchased before that time are considered Class I shares. Additional classes and series of shares may be offered in the future.


  - Templeton World Fund

                                       14

PAGE

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Company for matters that affect the Company as a whole.

The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Company does not intend to hold annual shareholder meetings. It may hold a special meeting, however, for matters requiring shareholder approval under the 1940 Act. The Company will call a special meeting of shareholders for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.


HOW TAXATION AFFECTS YOU AND THE FUND


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Fund will inform you each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.

                                                          Templeton World Fund -

                                       15

PAGE


ABOUT YOUR ACCOUNT



HOW DO I BUY SHARES?



Opening Your Account


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. Please indicate which class of shares you want to buy. If you do not specify a class, your purchase will be automatically invested in Class I shares.


                            MINIMUM
                          INVESTMENTS*
--------------------------------------
To Open Your Account...       $100
To Add to Your
  Account..............       $ 25


*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.


Deciding Which Class to Buy



You should consider a number of factors when deciding which class of shares to buy. If you plan to buy $1 million or more in a single payment or you qualify to buy Class I shares without a sales charge, you may not buy Class II shares.


Generally, you should consider buying Class I shares if:


- you expect to invest in the Fund over the long term;



- you qualify to buy Class I shares at a reduced sales charge; or



- you plan to buy $1 million or more over time.


You should consider Class II shares if:


- you expect to invest less than $50,000 in the Franklin Templeton Funds; and



- you plan to sell a substantial number of your shares within approximately six years or less of your investment.


Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

  - Templeton World Fund

                                       16

PAGE

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.


Purchase Price of Fund Shares


For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.


                                         TOTAL SALES CHARGE
                                         AS A PERCENTAGE OF       AMOUNT PAID
                                       ---------------------     TO DEALER AS A
         AMOUNT OF PURCHASE            OFFERING    NET AMOUNT    PERCENTAGE OF
         AT OFFERING PRICE              PRICE       INVESTED     OFFERING PRICE
-------------------------------------------------------------------------------
CLASS I
Less than $50,000...................     5.75%        6.10%           5.00%
$50,000 but less than $100,000......     4.50%        4.71%           3.75%
$100,000 but less than $250,000.....     3.50%        3.63%           2.80%
$250,000 but less than $500,000.....     2.50%        2.56%           2.00%
$500,000 but less than $1,000,000...     2.00%        2.04%           1.60%
$1,000,000 or more*.................      None         None            None
CLASS II
Under $1,000,000*...................     1.00%        1.01%           1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."

Sales Charge Reductions and Waivers

] IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER
  CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

                                                          Templeton World Fund -

                                       17

PAGE


Cumulative Quantity Discounts - Class I Only. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your Class I and Class II shares in other Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.


Letter of Intent - Class I Only. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:


- You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.



- You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.



- Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.



- Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.


Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

Group Purchases - Class I Only. If you are a member of a qualified group, you may buy Class I shares at the reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

  - Templeton World Fund

                                       18

PAGE


A qualified group is one that:



- Was formed at least six months ago,



- Has a purpose other than buying Fund shares at a discount,



- Has more than 10 members,



- Can arrange for meetings between our representatives and group members,



- Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to Distributors,



- Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and



- Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


Sales Charge Waivers. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:


  1. Dividend and capital gain distributions from any Franklin Templeton Fund or a REIT sponsored or advised by Franklin Properties, Inc.


  2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds.

  3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

  4. Redemptions from any Franklin Templeton Fund if you:

    - Originally paid a sales charge on the shares,

    - Reinvest the money within 365 days of the redemption date, and

                                                          Templeton World Fund -

                                       19

PAGE

    - Reinvest the money in the same class of shares.

An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares reinvested were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

  5. Redemptions from other mutual funds

     If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if
     (a) the investment objectives were similar to the Fund's, and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption.

The Fund's sales charges will also not apply to Class I purchases by:

  6. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a thirteen month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

  7. Group annuity separate accounts offered to retirement plans.


  8. Retirement plans that (i) are sponsored by an employer with at least 100 employees, (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period. Retirement plans that are not Qualified Retirement Plans or SEPS, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. However, any Qualified or non-Qualified Retirement Plan account which was a shareholder in the Fund on or before February 1, 1995, and which does not meet the other


  - Templeton World Fund

                                       20

PAGE

     requirements of this section, may purchase shares subject to a sales charge of 4% of the Offering Price, 3.2% of which will be retained by Securities Dealers.

  9. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

 10. Broker-dealers, registered investment advisors or certified financial planners who have entered into a supplemental agreement with Distributors for clients participating in comprehensive fee programs

 11. Registered Securities Dealers and their affiliates, for their investment accounts only

 12. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 13. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

 14. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 15. Accounts managed by the Franklin Templeton Group

 16. Certain unit investment trusts and their holders reinvesting distributions from the trusts

How Do I Buy Shares in Connection with Retirement Plans?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

                                                          Templeton World Fund -

                                       21

PAGE

Other Payments to Securities Dealers

The payments below apply to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. A Securities Dealer may only receive one of these payments for each qualifying purchase. Securities Dealers who receive payments under items 1, 2 or 3 below will earn the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase. The payments described below are paid by Distributors or one of its affiliates, at its own expense, and not by the Fund or its shareholders.

1. Securities Dealers may receive up to 1% of the purchase price for Class II purchases.

2. Securities Dealers will receive up to 1% of the purchase price for Class I purchases of $1 million or more.

3. Securities Dealers may, in the sole discretion of Distributors, receive up to 1% of the purchase price for Class I purchases made under waiver category 8 above.

4. Securities Dealers may receive up to 0.25% of the purchase price for Class I purchases made under waiver categories 6, 9 and 10 above.

PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI FOR ANY BREAKPOINTS THAT MAY APPLY.

Securities Dealers may receive additional compensation from Distributors or an affiliated company in connection with selling shares of the Franklin Templeton Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales or training programs, or promotional activities. Registered representatives and their families may be reimbursed for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to Securities Dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the NASD.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

  - Templeton World Fund

                                       22

PAGE

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.

        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                       account owners
                       2. Include any outstanding share certificates
                       for the shares you're exchanging
----------------------------------------------------------------------
BY PHONE               Call Shareholder Services or TeleFACTS(@)
                       If you do not want the ability to exchange by
                       phone to apply to your account, please let us
                        know.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?

You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

                                                          Templeton World Fund -

                                       23

PAGE

Contingent Deferred Sales Charge - Class I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.

Contingent Deferred Sales Charge - Class II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

  - Templeton World Fund

                                       24

PAGE

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:


- You may only exchange shares within the SAME CLASS.


- The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

- Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.

- The fund you are exchanging into must be eligible for sale in your state.

- We may modify or discontinue our exchange policy if we give you 60 days' written notice.


- Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.



Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


                                                          Templeton World Fund -

                                       25

PAGE


HOW DO I SELL SHARES?


You may sell (redeem) your shares at any time.

        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                       account owners
                       2. Include any outstanding share certificates
                       for the shares you are selling
                       3. Provide a signature guarantee if required
                       4. Corporate, partnership and trust accounts
                       may need to send additional documents.
                          Accounts under court jurisdiction may have
                          additional requirements.
----------------------------------------------------------------------


BY PHONE               Call Shareholder Services
(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)
                       Telephone requests will be accepted:
                       - If the request is $50,000 or less.
                       Institutional accounts may exceed $50,000 by
                         completing a separate agreement. Call
                         Institutional Services to receive a copy.
                       - If there are no share certificates issued
                       for the shares you want to sell or you have
                         already returned them to the Fund
                       - Unless you are selling shares in a Trust
                       Company retirement plan account
                       - Unless the address on your account was
                       changed by phone within the last 30 days
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

  - Templeton World Fund

                                       26

PAGE

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Trust Company Retirement Plan Accounts


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.


Contingent Deferred Sales Charge

For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the share within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem shares not subject to the charge in the following order:

1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

Waivers. We waive the Contingent Deferred Sales Charge for:

- Exchanges

- Account fees

- Sales of shares purchased pursuant to a sales charge waiver

                                                          Templeton World Fund -

                                       27

PAGE

- Redemptions by the Fund when an account falls below the minimum required account size

- Redemptions following the death of the shareholder or beneficial owner

- Redemptions through a systematic withdrawal plan set up before February 1,
  1995

- Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% a month of an account's Net Asset Value (3% quarterly, 6% semiannually or 12% annually). For example, if you maintain an annual balance of $1 million in Class I shares, you can withdraw up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be withdrawn annually free of charge.

- Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

- Tax-free returns of excess contributions from employee benefit plans

- Distributions from employee benefit plans, including those due to termination or plan transfer


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

Distribution Options

You may receive your distributions from the Fund in any of these ways:


1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or


  - Templeton World Fund

                                       28

PAGE

both. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.


2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.



3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


How and When Shares Are Priced

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

                                                          Templeton World Fund -

                                       29

PAGE

The Price We Use When You Buy or Sell Shares

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.

We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

- Your name,

- The Fund's name,

- The class of shares,

- A description of the request,

- For exchanges, the name of the fund you're exchanging into,

- Your account number,

- The dollar amount or number of shares, and

- A telephone number where we may reach you during the day, or in the evening if preferred.

  - Templeton World Fund

                                       30

PAGE

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

                                                          Templeton World Fund -

                                       31

PAGE

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

  - Templeton World Fund

                                       32

PAGE

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.


  TYPE OF ACCOUNT                     DOCUMENTS REQUIRED
-----------------------------------------------------------------------
CORPORATION            Corporate Resolution
-----------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that
                          identify the general partners, or
                       2. A certification for a partnership agreement
-----------------------------------------------------------------------
TRUST                  1. The pages from the trust document that
                       identify the trustees, or
                       2. A certification for trust
-----------------------------------------------------------------------


Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We can accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/ Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if

                                                          Templeton World Fund -

                                       33

PAGE

(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.

  - Templeton World Fund

                                       34

PAGE

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Because of the front-end sales charge, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


TeleFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


- obtain information about your account;



- obtain price and performance information about any Franklin Templeton Fund;



- exchange shares between identically registered Franklin Class I accounts; and



- request duplicate statements and deposit slips for your account.


You will need the code number for each class to use TeleFACTS. The code numbers for Class I and Class II are 102 and 202, respectively.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:


- Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


                                                          Templeton World Fund -

                                       35

PAGE


- Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.


Institutional Accounts

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. For further information, call Institutional Services.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030. The Fund and Distributors are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                           HOURS OF OPERATION (EASTERN
                                                      TIME)
    DEPARTMENT NAME       TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------
Shareholder Services    1-800/632-2301    8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040    8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN    8:30 a.m. to 11:00 p.m.
                        (1-800/342-5236)  9:30 a.m. to 5:30 p.m.
                                          (Saturday)
Retirement Plans        1-800/527-2020    8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563    9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637    8:30 a.m. to 8:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

  - Templeton World Fund

                                       36

PAGE

GLOSSARY


USEFUL TERMS AND DEFINITIONS


1940 Act - Investment Company Act of 1940, as amended

Board - The Board of Directors of the Company

CD - Certificate of deposit

Class I and Class II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.

Code - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

Eligible Governmental Authority - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.

Franklin Funds - The mutual funds in the Franklin Group of Funds(@) except Franklin Valuemark Funds and the Franklin Government Securities Trust

Franklin Templeton Funds - The Franklin Funds and the Templeton Funds

Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(@) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator

                                                          Templeton World Fund -

                                       37

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Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's
shareholder servicing and transfer agent

IRS - Internal Revenue Service

Letter - Letter of Intent

Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.

Moody's - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange, Inc.

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.

Qualified Retirement Plan(s) - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.

REIT - Real Estate Investment Trust

Resources - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code

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                                       38

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TeleFACTS(@) - Franklin Templeton's automated customer servicing system

Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

TGAL - Templeton Global Advisers Limited, the Fund's investment manager, is located in Lyford Cay, Nassau, Bahamas.

Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.

U.S. - United States

We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

                                                          Templeton World Fund -

                                       39

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INSTRUCTIONS AND IMPORTANT NOTICE



SUBSTITUTE W-9 INSTRUCTIONS INFORMATION



General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.



Obtaining a Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.



What SSN/TIN to Give. Please refer to the following guidelines:



   ACCOUNT TYPE       GIVE SSN OF        ACCOUNT TYPE      GIVE EMPLOYER ID # OF
--------------------------------------------------------------------------------
-Individual          Individual       -Trust, Estate, or   Trust, Estate, or
                                      Pension Plan Trust   Pension Plan Trust
--------------------------------------------------------------------------------
-Joint Individual    Owner who will   -Corporation,        Corporation,
                     be paying tax    Partnership, or      Partnership, or
                     or first-named   other organization   other organization
                     individual
--------------------------------------------------------------------------------
-Unif. Gift/         Minor            -Broker nominee      Broker nominee
  Transfer to Minor
--------------------------------------------------------------------------------
-Sole Proprietor     Owner of
                     business
--------------------------------------------------------------------------------
-Legal Guardian      Ward, Minor,
                     or Incompetent
--------------------------------------------------------------------------------



Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:



A corporation



A financial institution



An organization exempt from tax under section 501(a), or an individual retirement plan



A registered dealer in securities or commodities registered in the U.S. or a U.S. possession



A real estate investment trust



A common trust fund operated by a bank under section 584(a)


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                                       40

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An exempt charitable remainder trust or a non-exempt trust described in section
4947(a)(1)



An entity registered at all times under the Investment Company Act of 1940



IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.



SUBSTITUTE W-8 INSTRUCTIONS INFORMATION



Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.
(or your transactions are exempt from U.S. taxes under a tax treaty).



Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the


                                                          Templeton World Fund -

                                       41

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address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.



Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.



When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.



How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.


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FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION



It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.



CERTIFIED COPY OF RESOLUTION (Corporation or Association)



The undersigned hereby certifies and affirms that he/she is the duly elected

   ------------------------------- of ------------------------------------

               Title                               Corporate Name


a  _______________________________  organized under the laws of the State of
           Type of Organization
 ___________________  and that the following is a true and correct copy
         State
of a resolution adopted by the Board of Directors at a meeting duly called and held on __________________________
                      Date



     RESOLVED, that the ______________________________________________________


                                               Officers' Titles
     of this Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and



     FURTHER RESOLVED, that any of the following  __________  officers are number
     authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and



     FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in


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     part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.



The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)



name/title (please print or type)                Signature



name/title (please print or type)                Signature



name/title (please print or type)                Signature



name/title (please print or type)                Signature



Name of Corporation or Association             Date



Certified from minutes


                       Name and Title

                         CORPORATE SEAL (if appropriate)

  - Templeton World Fund

                                       46

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FRANKLIN TEMPLETON


TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT



You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Funds' prospectus.



The telephone redemption privilege is available only to shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges now automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin/Templeton Investor Services, Inc. ("Investor Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.



Shareholder Authorization: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in Franklin Templeton (a "Franklin Templeton Fund" or a "Fund"), now open or opened at a later date, holding shares registered as follows:


--------------------------------------------------------------------------------

Print name(s) as shown in registration (called "Shareholder")



--------------------------------------------------------------------------------


Account number(s)



I/We authorize each Fund and Investor Services to honor and act upon telephone requests, given as provided in this agreement, to redeem shares from any Shareholder account.


-------------------------------------
-------------------------------------

Signature(s) of all registered owners and date


-------------------------------------
-------------------------------------

Printed name (and title/capacity, if applicable)



Verification Procedures: I/We understand and agree that: (1) each Fund and Investor Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Investor Services may be liable for any losses due to unauthorized or fraudulent telephone instructions;
(2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is


                                                          Templeton World Fund -

                                       47

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initiated by telephone; and (3) as long as the Fund and Investor Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they nor their parent or affiliates will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.



Jointly Owned/Co-Trustee Accounts: Each of us signing this agreement as either joint owners or co-trustees authorize each Fund and Investor Services to honor telephone redemption requests given by ANY ONE of the signers or our investment representative of record, if any, ACTING ALONE.



Appointment of Attorney-in-Fact: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Investor Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Investor Services by registered mail, return receipt requested, or by a Fund or Investor Services upon receipt of any information that causes a Fund or Investor Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Investor Services immediately upon the death of any of the undersigned.



Corporate/Partnership/Trust/Retirement Accounts: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Investor Services that the Shareholder has the authority to enter into this agreement and that each of us are duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Investor Services may honor a telephone redemption request given by ANY officer/ partner/member/administrator or agent of Shareholder ACTING ALONE.



Restricted Accounts: Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton Trust Company retirement accounts.



PLEASE RETURN THIS FORM TO:



     Franklin/Templeton Investor Services, Inc.
     P.O. Box 33030
     St. Petersburg, FL 33733-8030


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                                                          Templeton World Fund -

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FRANKLIN TEMPLETON GROUP OF FUNDS


LITERATURE REQUEST Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.



INTERNATIONAL GROWTH


Franklin Global Health Care Fund
Franklin International Equity Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Global Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
 Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund


INTERNATIONAL GROWTH
AND INCOME


Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton
 Global Currency Fund

Mutual European Fund

Templeton Global Bond Fund
Templeton Growth and Income Fund


INTERNATIONAL INCOME
Franklin Global Government

 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High
 Income Currency Fund
Templeton Americas
 Government Securities Fund


GROWTH
Franklin Blue Chip Fund

Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund

Franklin MidCap Growth Fund

Franklin Small Cap Growth Fund

Mutual Discovery Fund



GROWTH AND INCOME


Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund

Mutual Beacon Fund


Mutual Qualified Fund


Mutual Shares Fund

Templeton American Trust, Inc.


INCOME


Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin AGE High Income Fund
Franklin Investment
 Grade Income Fund
Franklin Short-Intermediate U.S.
 Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:
Franklin Tax-Advantaged
 High Yield Securities Fund
Franklin Tax-Advantaged
 International Bond Fund
Franklin Tax-Advantaged U.S.
 Government Securities Fund

FOR CORPORATIONS:
Franklin Corporate Qualified
 Dividend Fund


FRANKLIN FUNDS SEEKING

TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund


FRANKLIN STATE-SPECIFIC FUNDS

SEEKING TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**


VARIABLE ANNUITIES


Franklin Valuemark(SM)
Franklin Templeton Valuemark
 Income Plus (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.

                                                                   TL102 P 01/97


PAGE


TEMPLETON


WORLD FUND



P.O. Box 33031


St. Petersburg, FL 33733-8031

---------------------------------

ADDRESS CORRECTION REQUESTED



TL102 P 01/97    (LOGO) Printed on recycled paper



PAGE



Logo Appears Here
FRANKLIN TEMPLETON

                                   TEMPLETON
                                     FUNDS

                                                            P.O. Box 33031
                                                            St. Petersburg, FL
                                                            33733-8031
                                                            1-800-393-3001

   Please do not use this form for any retirement plan for which Franklin
     Templeton Trust Company serves as custodian or trustee, or for Templeton Money Fund, Templeton Institutional Funds or Templeton Capital Accumulator Fund. Request separate applications.

 SHAREHOLDER APPLICATION OR REVISION [] Please check the box if this is a revision and see Section 8

Please check Class I or Class II, if applicable, next to your Fund selection. Class I and Class II shares have different sales charges and operating expenses, among other differences, as described in each Fund's prospectus.Date
------------------
CLASS
 I      II        Templeton
 [ ]   [ ] $______American Trust
 [ ]        ______Americas Government Securities Fund
 [ ]   [ ]  ______Developing Markets Trust
 [ ]   [ ]  ______Foreign Fund
 [ ]   [ ]  ______Global Bond Fund

CLASS
 I      II        Templeton
 [ ]    [ ]$______Global Infrastructure Fund
 [ ]    [ ] ______Global Opportunities Trust
 [ ]    [ ] ______Global Real Estate Fund
 [ ]    [ ] ______Global Smaller Companies Fund
 [ ]    [ ] ______Greater European Fund

CLASS
 I      II        Templeton
 [ ]    [ ]$______Growth Fund
 [ ]    [ ] ______Growth and Income Fund
 [ ]        ______Japan Fund
 [ ]    [ ] ______Latin America Fund
 [ ]    [ ] ______World Fund

CLASS
 I      II
[ ]     [ ] Other:$______
        (except for Class II Money Fund)

          -----------------
          -----------------
          ----------------

  1 ACCOUNT REGISTRATION - PLEASE PRINT

n INDIVIDUAL OR  JOINT ACCOUNT

-------------------------------------------------------------------------------
  First name      Middle initial     Last name      Social Security number(SSN)


-------------------------------------------------------------------------------
  Joint owner(s) Joint ownership means            Social Security number (SSN)
  "joint tenants with rights of
  survivorship"  unless otherwise specified.)
ALL OWNERS MUST SIGN SECTION 4.

[] GIFTS/TRANSFERS TO A MINOR

----------------------------------------- As Custodian For  -----------------
  Name of custodian (one only)                           Minor's name (one only)


----------------------------------------- Uniform Gifts/
                                          Transfers to Minors Act-------------

  State (minor's or custodian's state      Minor's Social Security number
  of residence)
  Please Note: Custodian's signature, not minor's, is required in Section 4.

------------------------------------------------------------------------------
[ ] TRUST, CORPORATION, PARTNERSHIP, RETIREMENTPLAN, OR OTHER ENTITY

------------------------------------------   ----------------------------------
  Name                                       Taxpayer identification number(TIN)

-------------------------------------------
  Name of beneficiary (if to be included in  Date of trust document (must be
  the registration)                           completed for registration)

-------------------------------------------------------------------------------
  Name of each trustee (if to be included in the registration)
==============================================================================
  2 ADDRESS


--------------------------------------- Daytime Telephone(---)-----------------
 Street address (P.O. Box acceptable if                   Area code
  street address is given)


---------------------------------------  Evening Telephone(---)---------------
 City                State     Zip code                   Area code

  I am a citizen of: [ ] U.S. or  [ ]_________________________________________
===============================================================================
  3 INITIAL INVESTMENT - $100 minimum initial investment

Enclosed is a check payable to the Fund indicated above for $__________________.
===============================================================================
4 SIGNATURE AND TAX CERTIFICATIONS - All registered owners must sign application

See "Important Notice Regarding Taxpayer IRS Certifications" in back of prospectus. The Fund reserves the right to refuse to open an account without either a certified taxpayer identification number ("TIN"), Social Security number ("SSN"), or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates. I am not subject to backup withholding because I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends or because the IRShas notified me that I am no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)

[ ] The number shown above is my correct TIN or SSN, or that of the minor named in section 1.
[ ] Awaiting TIN. I am waiting for a number to be issued to me. I understand that if I do not provide a TIN to the Fund within 60 days, the Fund is required to commence 31% backup withholding until I provide a certified TIN.
[ ] Exempt Recipient. Individuals cannot be exempt. Check this box only after reading the instructions, found in the back of the Fund's prospectus, to see whether you qualify as an exempt recipient. (You should still provide a TIN.)
[ ] Exempt Foreign Person. Check this box only if the following statement applies: "I am neither a citizen nor a resident of the United States. I certify to the best of my knowledge and belief, I qualify as an exempt foreign person and/or entity as described in the instructions, found in the back of the Fund's prospectus."

   Permanent address for income
   tax purposes:---------------------------------------------------------------
                Street Address           City     State    Country   Postal Code

PLEASE NOTE: The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above.

Certification - Under the penalties of perjury, I/we certify that (1) the information provided on this application is true, correct and complete,
(2) I/we have read the prospectus(es) for the Fund(s) in which I am/we are investing and agree to the terms thereof, and (3) I am/we are of legal age or an emancipated minor. I/we acknowledge that shares of the Fund(s) are not insured or guaranteed by any agency or institution and that an investment in fund shares involves risks, including the possible loss of the principal amount invested.
X                                                                 X
------------------------------------------------------------------------------
Signature                                                         Signature
X                                                                 X
-------------------------------------------------------------------------------
Signature Signature Please make a photocopy of this application for your records.
=============================================================================
  5 BROKER/DEALER USE ONLY - Please print
                                             Franklin Templeton Dealer #
  We hereby submit this application for the purchase of shares of the Fund(s) and class(es) indicated in accordance with the terms of our selling agreement with Franklin/Templeton Distributors, Inc.("FTD"), and with the prospectus(es) for the Funds. We agree to notify FTD of any purchases of Class I shares which may be eligible for reduced or eliminated sales charges.

 WIRE ORDER ONLY: The attached check for $________________________  should be applied against wire order confirmation number________________________
                  dated____________________ for________________________ shares

  Securities Dealer Name
                        -------------------------------------------------------
  Main Office Address                   Main Office Telephone Number
                    --------------------                            ---------
  Branch # ___________Representative # ______Representative Name ______________

  Branch Address _____________________________Branch Telephone Number----------

  Authorized Signature, Securities Dealer _______________ Title----------------

  ACCEPTED: Franklin/Templeton Distributors, Inc. By __________------ Date-----

          Please see reverse side for shareholder account privileges.
  This application must be preceded or accompanied by a prospectus for the Fund(s) being purchased.

                                                       TLGOF APP 08/96



6  DISTRIBUTION OPTIONS - Check one
Check one - if no box is checked, all dividends and capital gains will be reinvested in additional shares of the Fund.

[ ] Reinvest all dividends and capital gains.    [ ] Pay all dividends in cash
                                                  and reinvest capital gains.
[ ] Pay capital gains in cash and reinvest        [ ] Pay all dividends and
    dividends.                                    capital gains in cash.
===============================================================================
  7 OPTIONAL SHAREHOLDER PRIVILEGES
A. Special Payment Instructions for Distributions (Check one box)
[ ] Invest distributions, as noted in Section 6, or l withdrawals, as noted in
    Section 7B, in another Franklin or Templeton Fund.
    Restrictions may apply to purchases of shares of a different class. See the prospectus for details.

   Fund Name___________________________________  Existing Account Number

OR
[ ] Send my distributions, as noted in Section 6, to the person, named below, instead of as registered and addressed in Sections 1 and 2.
   Name ___________________________________  Street Address____________________
   City____________________________________  State _____________ ZipCode_______

------------------------------------------------------------------------------
B. Systematic Withdrawal Plan
   Please withdraw from my Franklin Templeton account $_______________________ ($50 minimum) [ ] Monthly [ ] Quarterly [ ] Semi-Annually or [ ] Annually as set forth in the prospectus, starting in ________________________________ (month). The net asset value of the shares held must be at least $5,000 at the time the plan is established. Additional restrictions may apply to Class II or other shares subject to contingent deferred sales charge, as described in the prospectus. Send the withdrawals to: [ ] address of record OR [ ] the Franklin or Templeton Fund, or person specified in
    Section 7A - Special Payment Instructions for Distributions.

-------------------------------------------------------------------------------
C. TELEPHONE TRANSACTIONS
   TELEPHONE  EXCHANGE  PRIVILEGE:   If  the  Fund  does  not  receive  specific
instructions from the shareholder, either in writing or by telephone, the Telephone Exchange Privilege (see the prospectus) is automatically extended to each account. The shareholder should understand, however, that the Fund and Franklin Templeton Investor Services, Inc. ("FTI") or Franklin Templeton Trust Company and their agents will not be liable for any loss, injury, damage or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine. The shareholder agrees to hold the Fund and its agents harmless from any loss, claims, or liability arising from its or their compliance with such instructions. The shareholder understands that this option is subject to the terms and conditions set forth in the prospectus of the fund to be acquired.
[ ] No, I do NOTwish to participate in the Telephone Exchange Privilege or authorize the Fund or its agents, including FTI or Templeton Funds Trust Company, to act upon instructions received by telephone to exchange shares for shares of any other account(s) within the Franklin Templeton Group of Funds.
   TELEPHONE REDEMPTION PRIVILEGE: This is available to shareholders who specifically request it and who complete the Franklin Templeton Telephone Redemption Authorization Agreement in the back of the Fund's prospectus.

-------------------------------------------------------------------------------
D. AUTOMATIC INVESTMENT PLAN
   IMPORTANT: ATTACH AN UNSIGNED, VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP HERE, AND COMPLETE THE INFORMATION BELOW.
   I/We would like to establish an Automatic Investment Plan (the "Plan") as described in the prospectus. I/We agree to reimburse FTI and/or FTD for any expenses or losses that they may incur in connection with my/our Plan, including any caused by my/our bank's failure to act in accordance with my/our request. If my/our bank makes any erroneous payment or fails to make a payment after shares are purchased on my/our behalf, any such purchase may be cancelled and I/we hereby authorize redemptions and/or deductions from my/our account for that purpose.
   Debit my (circle one) savings, checking, other ___________________________ account monthly for $________________________ ($25 minimum) on or about the
[ ]1st [ ]5th [ ]15th or [ ]20th day starting  ______________________ (month), to be invested in (name of  Fund)  ___________________________________ Account
Number (if known) _______________________________________________
   INSTRUCTIONS TO BANK - AUTOMATIC INVESTMENT PLAN AUTHORIZATION
   To:
      -----------------------------------------------------  ------------------
       Name of Your Bank                                     ABA Number

      -------------------------------  ------------------- ----------- --------
      Street  Address                   City                State     Zip Code
I/We authorize you to charge my/our Checking/Savings account and to make payment to FTD, upon instructions from FTD. I/We agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me(us). This authority shall remain in effect until you receive written notice from me/us changing its terms or revoking it. Until you actually receive such notice, I/we agree that you shall be fully protected in paying any charge under this authority. I/We further agree that if any such charge is not made, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.
 X
--------------------------------------------------------   ----------------
 Signature(s) EXACTLY as shown on your bank records               Date

--------------------------------------------------------  ---------------------
Print Name(s)                                                Account Number

------------------------------- ------------------  -------------  ------------
 Your Street Address             City               State          Zip Code

-------------------------------------------------------------------------------
E. Letter of Intent (LOI)-- Not Applicable to Purchases of Class II
[ ]I/We agree to the terms of the LOI and provisions for reservations of Class I shares and grant FTD the security interest set forth in the prospectus. Although I am/we are not obligated to do so, it is my/our intention to invest over a 13 month period in Class I and/or Class II shares of one or more Franklin or Templeton Funds (including all money market funds in the Franklin Templeton Group) an aggregate amount at least equal to that which is checked below. I understand that reduced sales charges will apply only to purchases of Class I shares.

[ ]$50,000-99,999(except for Global Bond Fund   [ ] $100,000-249,999  []$250,000-499,999  [] $500,000-999,999  []$1,000,000 or more and Americas Government Securities Fund)


   Purchases of Class I shares under LOI of $1,000,000 or more are made at net asset value and may be subject to a contingent deferred sales charge as described in the prospectus.
   Purchases made within the last 90 days will be included as part of your LOI. However, certain employee benefit plans are subject to different rules. Please write in your account number(s)
                                        -----------  ------------  ------------
-------------------------------------------------------------------------------
F. Cumulative Quantity Discount--Not Applicable to Purchases of Class II Shares Class I shares may be purchased at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the cost or current value (whichever is higher) of the combined holdings of the purchaser, his or her spouse, and their children or grandchildren under age 21, of Class I and/or Class II shares of funds in Franklin Templeton, as well as other holdings of Franklin Templeton Investments, as that term is defined in the prospectus. In order for this cumulative quantity discount to be made available, the shareholder or his or her securities dealer must notify FTIor FTD of the total holdings in Franklin Templeton each time an order is placed. I understand that reduced sales charges will apply only to purchases of Class I shares.
[ ]I/We own shares of more than one Fund in Franklin  Templeton and qualify for the Cumulative Quantity Discount described above and in the prospectus. My/Our other account number(s) are
                                     -----------  ------------  ---------------
===============================================================================
  8 ACCOUNT REVISION  (if applicable)

   If you are using this application to revise your account registration (Section 1), or wish to have distribution income sent to an address other than the address on your existing account's registration (Section 7A), a signature guarantee is required. Signatures of all registered owners must be guaranteed by an "eligible guarantor institution" as defined in the "How to Sell Shares of the Fund" section in the Fund's prospectus. A notary public is not an acceptable guarantor.
   X
-------------------------------------------------  ----------------------------
Signature(s) of registered account owners          Account number(s)
   X
 ------------------------------------------------  ----------------------------

   X
------------------------------------------------

   X
-------------------------------------------------  ----------------------------
                                                   Signature guarantee stamp
   NOTE: For any change in registration, please send us any outstanding certificates by registered mail.







PAGE



                                     PART A
                                   PROSPECTUS
                             TEMPLETON FOREIGN FUND




PAGE


                               PROSPECTUS


                             &  APPLICATION


                                      LOGO


                                TEMPLETON


                                 FOREIGN


                                  FUND

           --------------------------------------------------

                             JANUARY 1, 1997



                          INVESTMENT STRATEGY:


                              GLOBAL GROWTH


                                  LOGO
--------------------------------------------------------------------------------


This prospectus describes the Class I and Class II shares of Templeton Foreign Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.



The Fund's Class I and Class II SAI, dated January 1, 1997, as may be amended from time to time, includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at the address shown.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PAGE


                               TEMPLETON FOREIGN


                                      FUND


--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--
--

          This prospectus is not an offering of the securities herein described in any state in which the offering is not authorized.

              No sales representative, dealer, or other person is

         authorized to give any information or make any representations other than those contained in this prospectus. Further

                 information may be obtained from Distributors.


           ----------------------------------------------------------

                   When reading this prospectus, you will see
                 certain terms beginning with capital letters.

                        This means the term is explained

                            in our glossary section.

PAGE


                            TABLE OF CONTENTS
                            ABOUT THE FUND
                            Expense Summary ....................2
                            Financial
                            Highlights ....................  4
                            How Does the Fund Invest Its
                            Assets? .......  5
                            What Are the Fund's Potential
                            Risks? ........  6
                            Who Manages the
                            Fund? ................  9
                            How Does the Fund Measure
                            Performance?  ... 12
                            How Is the Fund
                            Organized?  ............ 12
                            How Taxation Affects You and the
                            Fund ...... 13
                            ABOUT YOUR ACCOUNT
                            How Do I Buy
                            Shares? ................ 14
                            May I Exchange Shares for Shares of
                            Another Fund? .. 20
TEMPLETON                   How Do I Sell
FOREIGN                     Shares?  ................. 24
FUND                        What Distributions Might I Receive
------------------------    From the Fund? .. 26
January 1, 1997             Transaction Procedures and Special
                            Requirements ... 27
                            Services to Help You Manage Your
700 Central Avenue          Account  ..... 32
St. Petersburg, Florida     GLOSSARY
  33701                     Useful Terms and
1-800/DIAL BEN              Definitions  .............. 35


PAGE

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of the Class I and Class II shares for the fiscal year ended August 31, 1996. Your actual expenses may vary.



                                                        Class        Class
A.   Shareholder Transaction Expenses(+)                    I           II
     Maximum Sales Charge
       (as a percentage of Offering Price)               5.75%        1.99%
     Paid at time of purchase                            5.75%(++)    1.00%(+++)
     Paid at redemption(++++)                            NONE         0.99%
     Exchange Fee (per transaction)                     $5.00*       $5.00*
B.   Annual Fund Operating Expenses
       (as a percentage of average net assets)
     Management Fees                                     0.61%        0.61%
     Rule 12b-1 Fees                                     0.25%**      1.00%**
     Other Expenses                                      0.26%        0.26%
                                                       ------       ------
     Total Fund Operating Expenses                       1.12%        1.87%
                                                       ------       ------
C.   Example



    Assume the annual return for each class is 5% and operating expenses are as described above. For each $1,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown.


               ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
    -----------------------------------------------------------------
    CLASS I    $68***       $91             $116           $186
    CLASS
      II       $39          $68             $110           $227

    For the same Class II investment, you would pay projected expenses of $29 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.


(+)If your transaction is processed through your Securities Dealer you may be charged a fee by your Securities Dealer for this service.


(++)There is no front-end sales charge if you invest $1 million or more in Class I shares.


(+++)Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."



 - Templeton Foreign Fund


                                        2

PAGE


(++++)A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.


*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.


***Assumes a Contingent Deferred Sales Charge will not apply.



                                                        Templeton Foreign Fund -


                                        3

PAGE


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by McGladrey & Pullen LLP, the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


Class I Shares



Year Ended August
        31            1996        1995        1994        1993        1992        1991       1990      1989      1988      1987
---------------------------------------------------------------------------------
Per Share
 Operating
 Performance(+)
(For a share
 outstanding
 throughout the
 year)
Net asset value,
 beginning of year $     9.62  $    10.01  $     8.74  $     7.92  $     7.91  $     8.19  $   7.60  $   6.37  $   7.73  $   5.34
                     --------    --------    --------    --------    --------    --------  --------  --------  --------  --------
Income from
 investment
 operations:
 Net investment
   income                 .27         .23         .14         .14         .20         .25       .25       .22       .21       .16
 Net realized and
   unrealized gain        .69         .05        1.39        1.21         .43         .03       .92      1.60      (.97)     2.71
                     --------    --------    --------    --------    --------    --------  --------  --------  --------  --------
Total from
 investment
 operations               .96         .28        1.53        1.35         .63         .28      1.17      1.82      (.76)     2.87
                     --------    --------    --------    --------    --------    --------  --------  --------  --------  --------
Distributions:
 Dividends from
   net investment
   income                (.25)       (.16)       (.13)       (.19)       (.23)       (.26)     (.25)     (.21)     (.19)     (.13)
 Distributions
   from net
   realized gains        (.36)       (.51)       (.13)       (.34)       (.39)       (.30)     (.33)     (.38)     (.41)     (.35)
                     --------    --------    --------    --------    --------    --------  --------  --------  --------  --------
Total
 distributions           (.61)       (.67)       (.26)       (.53)       (.62)       (.56)     (.58)     (.59)     (.60)     (.48)
                     --------    --------    --------    --------    --------    --------  --------  --------  --------  --------
Change in net
 asset value              .35        (.39)       1.27         .82         .01        (.28)      .59      1.23     (1.36)     2.39
                     --------    --------    --------    --------    --------    --------  --------  --------  --------  --------
Net asset value,
 end of year       $     9.97  $     9.62  $    10.01  $     8.74  $     7.92  $     7.91  $   8.19  $   7.60  $   6.37  $   7.73
                     ========    ========    ========    ========    ========    ========  ========  ========  ========  ========
Total Return*           10.68%       3.14%      17.94%      18.65%       8.52%       4.17%    16.35%    30.99%    (8.78)%    59.23%
Ratios/Supplemental
 Data
Net assets, end
 of year (000)     $9,602,209  $6,941,238  $5,014,438  $2,667,771  $1,672,161  $1,211,525  $932,995  $438,571  $292,679  $319,649
Ratio of expenses
 to average net
 assets                  1.12%       1.15%       1.14%       1.12%        .94%        .80%      .77%      .81%      .81%      .77%
Ratio of net
 investment income
 to average net
 assets                  3.09%       2.81%       1.84%       2.11%       2.92%       3.59%     3.95%     3.65%     3.29%     2.89%
Portfolio
 turnover rate          15.91%      21.78%      36.75%      21.29%      22.00%      19.24%    11.49%    16.62%    20.37%    14.49%
Average
 commission rate
 paid (per share)  $    .0075



(+)Per share amounts for years ended prior to August 31, 1994 have been restated to reflect a 3-for-1 stock split effective February 25, 1994.


*Total return does not reflect sales commissions.



 - Templeton Foreign Fund


                                        4

PAGE

Class II Shares


                      Year Ended August 31                          1996       1995(1)
---------------------------------------------------------------------------------
Per Share Operating Performance
(For a share outstanding throughout the period)
Net asset value, beginning of period                              $   9.59     $  9.16
                                                                   -------     -------
Income from investment operations:
  Net investment income                                                .30         .03
  Net realized and unrealized gain                                     .58         .40
                                                                   -------     -------
Total from investment operations                                       .88         .43
                                                                   -------     -------
Distributions:
  Dividends from net investment income                                (.24)         --
  Distributions from net realized gains                               (.36)         --
                                                                   -------     -------
Total distributions                                                   (.60)         --
                                                                   -------     -------
Change in net asset value                                              .28         .43
                                                                   -------     -------
Net asset value, end of period                                    $   9.87     $  9.59
                                                                   =======     =======
Total Return*                                                         9.78%       4.81%
Ratios/Supplemental Data
Net assets, end of period (000)                                   $527,443     $63,428
Ratio of expenses to average net assets                               1.87%       1.90%**
Ratio of net investment income to average net assets                  2.63%       1.86%**
Portfolio turnover rate                                              15.91%      21.78%
Average commission rate paid (per share)                          $  .0075



(1)For the period May 1, 1995 (commencement of sales) through August 31, 1995.



*Total return does not reflect sales commissions or the contingent deferred sales charge. Not annualized for periods less than one year.


**Annualized.

HOW DOES THE FUND INVEST ITS ASSETS?
The Fund's Investment Objective

The Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments outside the U.S. Any income realized will be incidental. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of TGAL, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in U.S. government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "How Does the Fund Invest Its Assets?" in the SAI, and purchase from banks or broker-dealers Canadian or U.S. government securities with a simultaneous



                                                        Templeton Foreign Fund -


                                        5

PAGE

agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "depositary receipts"). The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. government securities. Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. The Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) nor more than 10% of its assets in securities with a limited trading market. The Investment Objective and Policies described above, as well as most of the Investment Restrictions described in the SAI, cannot be changed without shareholder approval. The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund expects to have a portfolio turnover rate of less than 50%.

WHAT ARE THE FUND'S POTENTIAL RISKS?

You should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a shareholder may anticipate that the value of the shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the shares of the Fund. Changes in currency valuations will also affect the price of the shares of the Fund. History reflects both decreases and increases in stock markets and currency valuations, and these may occur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by TGAL will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

The Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There


 - Templeton Foreign Fund


                                        6

PAGE

is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.


In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the U.S. The Fund may invest in Eastern European countries, which involves special risks that are described under "What Are the Fund's Potential Risks?" in the SAI.


Prior governmental approval of non-domestic investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other


                                                        Templeton Foreign Fund -


                                        7

PAGE

developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts also involve the risks of other investments in foreign securities, as discussed above.


As a non-fundamental policy, the Fund will limit its investments in Russian securities to 5% of its total assets. Russian securities involve additional significant risks, including political and social uncertainty (for example, regional conflicts and risk of war), currency exchange rate volatility, pervasiveness of corruption and crime in the Russian economic system, delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody. For more information on these risks and other risks associated with Russian securities, please see "What Are the Fund's Potential Risks?" in the SAI.



The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and CCC by S&P and between Baa and Caa by Moody's or, if unrated, are of equivalent investment quality as determined by TGAL. As an operating policy, which may be changed by the Board without shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "How Does the Fund Invest Its Assets? - Debt Securities" in the



 - Templeton Foreign Fund


                                        8

PAGE

SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's.
The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its shareholders. High-risk, lower quality debt securities, commonly known as junk bonds, are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by TGAL to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of TGAL, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories, described in the SAI.

WHO MANAGES THE FUND?


The Board. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist among the classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.



Investment Manager. TGAL manages the Fund's assets and makes its investment decisions. TGAL also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, TGAL and its affiliates manage over $172 billion in assets. The Templeton organization has been investing globally since 1940. TGAL and its affiliates have offices in Argentina, Australia, Bahamas, Canada, France, Germany, Hong Kong, India, Italy, Luxembourg, Poland, Russia, Scotland, Singapore, South Africa, U.S., and Vietnam. Please see "Investment Management and Other Services" and



                                                        Templeton Foreign Fund -


                                        9

PAGE

"Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.


Portfolio Management. The lead portfolio manager of the Fund since 1996 is Mark
G. Holowesko. Mr. Holowesko is president of TGAL. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a director and founding member of the International Society of Financial Analysts. Prior to joining the Templeton organization, Mr. Holowesko worked with Roy West Trust Corporation (Bahamas) Limited as an investment analyst. His duties at Roy West included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research worldwide for TGAL and managing several mutual funds.



Jeffrey A. Everett and Richard Sean Farrington exercise secondary portfolio management responsibilities for the Fund. Mr. Everett is an executive vice president of TGAL. He holds a BS in finance from Pennsylvania State University and is also a Chartered Financial Analyst. Prior to joining the Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts at Templeton, as well as several Templeton funds. His global research responsibilities encompass industry coverage for broadcasting, advertising, publishing and real estate, and country responsibilities for Italy and Australia. Mr. Farrington is a vice president of TGAL. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst and is currently the president of the Bahamas Society of Financial Analysts. He joined the Templeton organization in 1991 and is currently a research analyst and portfolio manager. Mr. Farrington's research responsibilities include global coverage of electrical equipment industries, as well as non-U.S. electric utilities. He is also responsible for country coverage of Hong Kong, China and Taiwan.


Management Fees. For the fiscal year ended August 31, 1996, the Fund paid 0.61% of its average daily net assets in management fees.

Portfolio Transactions. TGAL tries to obtain the best execution on all transactions. If TGAL believes more than one broker or dealer can provide the best execution, consistent with internal policies it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please


  - Templeton Foreign Fund


                                       10

PAGE


see "How Does the Fund Buy Securities For Its Portfolio?" in the SAI for more information.


Administrative Services. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Fund. During the fiscal year ended August 31, 1996, administration fees totaling 0.08% of the average daily net assets of the Fund were paid to Templeton Global Investors, Inc. Please see "Investment Management and Other Services" in the SAI for more information.

Total Expenses. For the fiscal year ended August 31, 1996, the total Fund operating expenses were 1.12% and 1.87% of average daily net assets of Class I shares and Class II shares, respectively.

The Rule 12b-1 Plans


The Fund's Class I and Class II shares each have a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for activities primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, printing prospectuses and reports used for sales purposes, preparing and distributing sales literature and advertisements, and a prorated portion of Distributors' overhead expenses.


Payments by the Fund under the Class I plan may not exceed 0.25% per year of Class I's average daily net assets. Under the plan, costs and expenses not reimbursed in any quarter (including costs and expenses not reimbursed because they exceed the applicable limit of the plan) may be reimbursed in subsequent quarters or years. Distributors has informed the Fund that costs and expenses of Class I shares that may be reimbursable in future quarters or years were $2,163,307 (0.02% of its net assets) at August 31, 1996. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.75% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.


                                                        Templeton Foreign Fund -


                                       11

PAGE

The Fund may also pay a servicing fee of up to 0.25% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.


The Rule 12b-1 fees charged to Class I and Class II are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.



HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measure of performance is total return. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested.


The investment results of each class will vary. Performance figures are always based on past performance and do not indicate future results. For a more detailed description of how the Fund calculates its performance figures, please see "How Does the Fund Measure Performance?" in the SAI.



HOW IS THE FUND ORGANIZED?



The Fund is a diversified series of Templeton Funds, Inc. (the "Company"), an open-end management investment company, commonly called a mutual fund. It was organized as a Maryland corporation on August 15, 1977, and is registered with the SEC under the 1940 Act. The Fund began offering two classes of shares on May 1, 1995: Templeton Foreign Fund - Class I and Templeton Foreign Fund - Class
II. All shares purchased before that time are considered Class I shares. Additional classes and series of shares may be offered in the future.


Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters (1) affecting only that class, (2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act. Shares of each class of a series have the same voting and other


  - Templeton Foreign Fund


                                       12

PAGE

rights and preferences as the other classes and series of the Company for matters that affect the Company as a whole.

The Fund has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Company does not intend to hold annual shareholder meetings. It may hold a special meeting of a series, however, for matters requiring shareholder approval under the 1940 Act. The Company will call a special meeting of shareholders for the purpose of considering the removal of a Board member if requested in writing to do so by shareholders holding at least 10% of the outstanding shares. The 1940 Act requires that we help you communicate with other shareholders in connection with removing members of the Board.

HOW TAXATION AFFECTS YOU AND THE FUND

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to shareholders of record on a date in such month and paid during the following January will be treated as having been received by shareholders on December 31 in the year such distributions were declared. The Fund will inform you each year of the amount and nature of such income or gains. Sales or other dispositions of Fund shares generally will give rise to taxable gain or loss.


                                                        Templeton Foreign Fund -


                                       13

PAGE

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

Opening Your Account

To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. Please indicate which class of shares you want to buy. If you do not specify a class, your purchase will be automatically invested in Class I shares.

                            MINIMUM
                          INVESTMENTS*
--------------------------------------
To Open Your Account...       $100
To Add to Your
  Account..............       $ 25

*We may waive these minimums for retirement plans. We may also refuse any order to buy shares.

Deciding Which Class to Buy

You should consider a number of factors when deciding which class of shares to buy. If you plan to buy $1 million or more in a single payment or you qualify to buy Class I shares without a sales charge, you may not buy Class II shares.

Generally, you should consider buying Class I shares if:


- you expect to invest in the Fund over the long term;



- you qualify to buy Class I shares at a reduced sales charge; or



- you plan to buy $1 million or more over time.


You should consider Class II shares if:


- you expect to invest less than $50,000 in the Franklin Templeton Funds; and



- you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.


  - Templeton Foreign Fund


                                       14

PAGE

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

Purchase Price of Fund Shares

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.


                                        TOTAL SALES CHARGE
                                        AT A PERCENTAGE OF       AMOUNT PAID
                                      ----------------------    TO DEALER AS A
        AMOUNT OF PURCHASE            OFFERING    NET AMOUNT    PERCENTAGE OF
         AT OFFERING PRICE             PRICE       INVESTED     OFFERING PRICE
------------------------------------------------------------------------------
CLASS I
Less than $50,000..................     5.75%        6.10%           5.00%
$50,000 but less than $100,000.....     4.50%        4.71%           3.75%
$100,000 but less than $250,000....     3.50%        3.63%           2.80%
$250,000 but less than $500,000....     2.50%        2.56%           2.00%
$500,000 but less than
  $1,000,000.......................     2.00%        2.04%           1.60%
$1,000,000 or more*................      None         None            None
CLASS II
Under $1,000,000*..................     1.00%        1.01%           1.00%



*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell
Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."


Sales Charge Reductions and Waivers

] IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR
  WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


                                                        Templeton Foreign Fund -


                                       15

PAGE


Cumulative Quantity Discounts - Class I Only. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your Class I and Class II shares in other Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Franklin Templeton Funds to determine the sales charge that applies.



Letter of Intent - Class I Only. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.


BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

- You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

- You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

- Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

- Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct. Our policy of reserving shares does not apply to certain retirement plans.


If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.



Group Purchases - Class I Only. If you are a member of a qualified group, you may buy Class I shares at the reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.



  - Templeton Foreign Fund


                                       16

PAGE

A qualified group is one that:

- Was formed at least six months ago,

- Has a purpose other than buying Fund shares at a discount,

- Has more than 10 members,

- Can arrange for meetings between our representatives and group members,


- Agrees to include sales and other Franklin Templeton Fund materials in publications and mailings to its members at reduced or no cost to Distributors,


- Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and


- Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


Sales Charge Waivers. The Fund's sales charges (front-end and contingent deferred) will not apply to certain purchases. For waiver categories 1, 2 or 3 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges will not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 4:

   1. Dividend and capital gain distributions from any Franklin Templeton Fund or a REIT sponsored or advised by Franklin Properties, Inc.

   2. Distributions from an existing retirement plan invested in the Franklin Templeton Funds

   3. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

   4. Redemptions from any Franklin Templeton Fund if you:

     - Originally paid a sales charge on the shares,

     - Reinvest the money within 365 days of the redemption date, and


                                                        Templeton Foreign Fund -


                                       17

PAGE

    - Reinvest the money in the same class of shares.

An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares reinvested were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

   5. Redemptions from other mutual funds

     If you sold shares of a fund that is not a Franklin Templeton Fund within the past 60 days, you may invest the proceeds without any sales charge if
     (a) the investment objectives were similar to the Fund's, and (b) your shares in that fund were subject to any front-end or contingent deferred sales charges at the time of purchase. You must provide a copy of the statement showing your redemption.

The Fund's sales charges will also not apply to Class I purchases by:

   6. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a thirteen month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

   7. Group annuity separate accounts offered to retirement plans


   8. Retirement plans that (i) are sponsored by an employer with at least 100 employees, (ii) have plan assets of $1 million or more, or (iii) agree to invest at least $500,000 in the Franklin Templeton Funds over a 13 month period. Retirement plans that are not Qualified Retirement Plans or SEPS, such as 403(b) or 457 plans, must also meet the requirements described under "Group Purchases - Class I Only" above. However, any Qualified or non-Qualified Retirement Plan account which was a shareholder in the Fund on or before February 1, 1995, and which does not meet the other



  - Templeton Foreign Fund


                                       18

PAGE

      requirements of this section, may purchase shares subject to a sales charge of 4% of the Offering Price, 3.2% of which will be retained by Securities Dealers.

   9. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

  10. Broker-dealers, registered investment advisors or certified financial planners who have entered into a supplemental agreement with Distributors for clients participating in comprehensive fee programs

  11. Registered Securities Dealers and their affiliates, for their investment accounts only

  12. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

  13. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

  14. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

  15. Accounts managed by the Franklin Templeton Group

  16. Certain unit investment trusts and their holders reinvesting distributions from the trusts

How Do I Buy Shares in Connection with Retirement Plans?

Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

Trust Company can provide you with brochures containing important information about its plans. To establish a Trust Company retirement plan, you will need an application other than the one included in this prospectus. For a retirement plan brochure or application, please call our Retirement Plans Department.

Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.


                                                        Templeton Foreign Fund -


                                       19

PAGE

Other Payments to Securities Dealers

The payments below apply to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. A Securities Dealer may only receive one of these payments for each qualifying purchase. Securities Dealers who receive payments under items 1, 2 or 3 below will earn the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase. The payments described below are paid by Distributors or one of its affiliates, at its own expense, and not by the Fund or its shareholders.

1. Securities Dealers may receive up to 1% of the purchase price for Class II purchases.

2. Securities Dealers will receive up to 1% of the purchase price for Class I purchases of $1 million or more.

3. Securities Dealers may, in the sole discretion of Distributors, receive up to 1% of the purchase price for Class I purchases made under waiver category 8 above.

4. Securities Dealers may receive up to 0.25% of the purchase price for Class I purchases made under waiver categories 6, 9 and 10 above.


PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI FOR ANY BREAKPOINTS THAT MAY APPLY.


Securities Dealers may receive additional compensation from Distributors or an affiliated company in connection with selling shares of the Franklin Templeton Funds. Compensation may include financial assistance for conferences, shareholder services, automation, sales or training programs, or promotional activities. Registered representatives and their families may be reimbursed for travel expenses, including lodging, in connection with business meetings or seminars. In some cases, this compensation may only be available to Securities Dealers whose representatives have sold or are expected to sell significant amounts of shares. Securities Dealers may not use sales of the Fund's shares to qualify for this compensation if prohibited by the laws of any state or self-regulatory agency, such as the NASD.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


  - Templeton Foreign Fund


                                       20

PAGE

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                       account owners
                       2. Include any outstanding share certificates
                       for the shares you're exchanging
----------------------------------------------------------------------
BY PHONE               Call Shareholder Services or TeleFACTS
                       If you do not want the ability to exchange by
                       phone to apply to your account, please let us
                       know.
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

Will Sales Charges Apply to My Exchange?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


                                                        Templeton Foreign Fund -


                                       21

PAGE


Contingent Deferred Sales Charge - Class I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.



Contingent Deferred Sales Charge - Class II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares
3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.


While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.



If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.



  - Templeton Foreign Fund


                                       22

PAGE

Exchange Restrictions

Please be aware that the following restrictions apply to exchanges:


- You may only exchange shares within the SAME CLASS.



- The accounts must be identically registered. You may exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account(s). Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."



- Trust Company IRA or 403(b) retirement plan accounts may exchange shares as described above. Restrictions may apply to other types of retirement plans. Please contact our Retirement Plans Department for information on exchanges within these plans.



- The fund you are exchanging into must be eligible for sale in your state.



- We may modify or discontinue our exchange policy if we give you 60 days' written notice.



- Your exchange may be restricted or refused if you: (i) request an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchange shares out of the Fund more than twice in a calendar quarter, or (iii) exchange shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you exchange shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.


Because excessive trading can hurt Fund performance and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


                                                        Templeton Foreign Fund -


                                       23

PAGE

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


        METHOD                         STEPS TO FOLLOW
----------------------------------------------------------------------
BY MAIL                1. Send us written instructions signed by all
                       account owners
                       2. Include any outstanding share certificates
                       for the shares you are selling
                       3. Provide a signature guarantee if required
                       4. Corporate, partnership and trust accounts
                       may need to send additional documents.
                          Accounts under court jurisdiction may have
                          additional requirements.
----------------------------------------------------------------------
BY PHONE               Call Shareholder Services
(Only available if you have completed and sent to us the telephone redemption agreement included with this prospectus)
                       Telephone requests will be accepted:
                       - If the request is $50,000 or less.
                       Institutional accounts may exceed $50,000 by
                         completing a separate agreement. Call
                         Institutional Services to receive a copy.
                       - If there are no share certificates issued
                       for the shares you want to sell or you have
                         already returned them to the Fund
                       - Unless you are selling shares in a Trust
                       Company retirement plan account
                       - Unless the address on your account was
                       changed by phone within the last 30 days
----------------------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
----------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. We are not able to receive or pay out cash in the form of currency.

If you sell shares you just purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


  - Templeton Foreign Fund


                                       24

PAGE

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

Trust Company Retirement Plan Accounts


To comply with IRS regulations, you need to complete additional forms before selling shares in a Trust Company retirement plan account. Tax penalties generally apply to any distribution from these plans to a participant under age 59 1/2, unless the distribution meets an exception stated in the Code. To obtain the necessary forms, please call our Retirement Plans Department.


Contingent Deferred Sales Charge


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the share within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.


We will first redeem shares not subject to the charge in the following order:
1) A calculated number of shares equal to the capital appreciation on shares held less than the Contingency Period,

2) Shares purchased with reinvested dividends and capital gain distributions, and

3) Shares held longer than the Contingency Period.

We then redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

Waivers. We waive the Contingent Deferred Sales Charge for:

- Exchanges

- Account fees

- Sales of shares purchased pursuant to a sales charge waiver


                                                        Templeton Foreign Fund -


                                       25

PAGE

- Redemptions by the Fund when an account falls below the minimum required account size

- Redemptions following the death of the shareholder or beneficial owner

- Redemptions through a systematic withdrawal plan set up before February 1,
  1995

- Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% a month of an account's Net Asset Value (3% quarterly, 6% semiannually or 12% annually). For example, if you maintain an annual balance of $1 million in Class I shares, you can withdraw up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be withdrawn annually free of charge.

- Distributions from individual retirement plan accounts due to death or disability or upon periodic distributions based on life expectancy

- Tax-free returns of excess contributions from employee benefit plans

- Distributions from employee benefit plans, including those due to termination or plan transfer


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

If you buy shares shortly before the record date, please keep in mind that any distribution will lower the value of the Fund's shares by the amount of the distribution.

Distribution Options

You may receive your distributions from the Fund in any of these ways:

1. Buy additional shares of the Fund - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, dividend distributions, or


  - Templeton Foreign Fund


                                       26

PAGE

both. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. Buy shares of other Franklin Templeton Funds - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. Receive distributions in cash - You may receive capital gain distributions, dividend distributions, or both in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee.

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. For Trust Company retirement plans, special forms are required to receive distributions in cash. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days prior to the record date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


How and When Shares Are Priced


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.



                                                        Templeton Foreign Fund -


                                       27

PAGE

The Price We Use When You Buy or Sell Shares

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.

We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents.

Proper Form

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

Written Instructions

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

- Your name,

- The Fund's name,

- The class of shares,

- A description of the request,

- For exchanges, the name of the fund you're exchanging into,

- Your account number,

- The dollar amount or number of shares, and

- A telephone number where we may reach you during the day, or in the evening if preferred.


  - Templeton Foreign Fund


                                       28

PAGE

Signature Guarantees

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature and may be obtained from certain banks, brokers or other eligible guarantors. YOU SHOULD VERIFY THAT THE INSTITUTION IS AN ELIGIBLE GUARANTOR PRIOR TO SIGNING. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

Share Certificates

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

Telephone Transactions

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


                                                        Templeton Foreign Fund -


                                       29

PAGE

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We will also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send written instructions to us, as described elsewhere in this prospectus. If you are unable to execute a transaction by telephone, we will not be liable for any loss.

Trust Company Retirement Plan Accounts. You may not sell shares or change distribution options on Trust Company retirement plans by phone. While you may exchange shares of Trust Company IRA and 403(b) retirement accounts by phone, certain restrictions may be imposed on other retirement plans.

To obtain any required forms or more information about distribution or transfer procedures, please call our Retirement Plans Department.

Account Registrations and Required Documents

When you open an account, you need to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

Joint Ownership. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, you will not be able to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

Gifts and Transfers to Minors. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


  - Templeton Foreign Fund


                                       30

PAGE

Trusts. If you register your account as a trust, you should have a valid written trust document to avoid future disputes or possible court action over who owns the account.

Required Documents. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

  TYPE OF ACCOUNT                     DOCUMENTS REQUIRED
-----------------------------------------------------------------------
CORPORATION            Corporate Resolution
-----------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that
                          identify the general partners, or
                       2. A certification for a partnership agreement
-----------------------------------------------------------------------
TRUST                  1. The pages from the trust document that
                       identify the trustees, or
                       2. A certification for trust
-----------------------------------------------------------------------

Street or Nominee Accounts. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we will not process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

Electronic Instructions. If there is a Securities Dealer or other representative of record on your account, we are authorized to use and execute electronic instructions. We can accept electronic instructions directly from your dealer or representative without further inquiry. Electronic instructions may be processed through the services of the NSCC, which currently include the NSCC's "Networking," "Fund/SERV," and "ACATS" systems, or through Franklin/Templeton's PCTrades II(TM) System.

Tax Identification Number

For tax reasons, we must have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if


                                                        Templeton Foreign Fund -


                                       31

PAGE

(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

Keeping Your Account Open

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

Automatic Investment Plan

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply.


  - Templeton Foreign Fund


                                       32

PAGE

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Because of the front-end sales charge, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


TeleFACTS(R)


From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:


- obtain information about your account;

- obtain price and performance information about any Franklin Templeton Fund;


- exchange shares between identically registered Franklin Class I accounts; and



- request duplicate statements and deposit slips for your account.


You will need the code number for each class to use TeleFACTS. The code numbers for Class I and Class II are 104 and 204, respectively.

Statements and Reports to Shareholders

We will send you the following statements and reports on a regular basis:


- Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.



                                                        Templeton Foreign Fund -


                                       33

PAGE


- Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports or an interim quarterly report.


Institutional Accounts

Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. For further information, call Institutional Services.

Availability of These Services

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

What If I Have Questions About My Account?

If you have any questions about your account, you may write to Investor Services, P.O. Box 33030, St. Petersburg, FL 33733-8030. The Fund and Distributors are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                           HOURS OF OPERATION (EASTERN
                                                      TIME)
    DEPARTMENT NAME       TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------
Shareholder Services    1-800/632-2301    8:30 a.m. to 8:00 p.m.
Dealer Services         1-800/524-4040    8:30 a.m. to 8:00 p.m.
Fund Information        1-800/DIAL BEN    8:30 a.m. to 11:00 p.m.
                        (1-800/342-5236)  9:30 a.m. to 5:30 p.m.
                                          (Saturday)
Retirement Plans        1-800/527-2020    8:30 a.m. to 8:00 p.m.
Institutional Services  1-800/321-8563    9:00 a.m. to 8:00 p.m.
TDD (hearing impaired)  1-800/851-0637    8:30 a.m. to 8:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


  - Templeton Foreign Fund


                                       34

PAGE

GLOSSARY

USEFUL TERMS AND DEFINITIONS


1940 Act - Investment Company Act of 1940, as amended.



Board - The Board of Directors of the Company.



CD - Certificate of deposit.



Class I and Class II - The Fund offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.



Code - Internal Revenue Code of 1986, as amended.


Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

Contingent Deferred Sales Charge (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

Distributors - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Directors."

Eligible Governmental Authority - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


Franklin Funds - The mutual funds in the Franklin Group of Funds(R) except Franklin Valuemark Funds and the Franklin Government Securities Trust.



Franklin Templeton Funds - The Franklin Funds and the Templeton Funds.



Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries.



Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(@) and the Templeton Group of Funds.



FT Services - Franklin Templeton Services, Inc., the Fund's administrator.



                                                        Templeton Foreign Fund -


                                       35

PAGE


Investor Services - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent.



IRS - Internal Revenue Service.



Letter - Letter of Intent.



Market Timer(s) - Market Timers generally include market timing or allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern.



Moody's - Moody's Investors Service, Inc.



NASD - National Association of Securities Dealers, Inc.



Net Asset Value (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.



NSCC - National Securities Clearing Corporation.



NYSE - New York Stock Exchange, Inc.



Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class I and 1% for Class II.



Qualified Retirement Plan(s) - An employer sponsored pension or profit-sharing plan that qualifies under section 401 of the Code. Examples include 401(k), money purchase pension, profit sharing and defined benefit plans.



REIT - Real Estate Investment Trust.



Resources - Franklin Resources, Inc.



SAI - Statement of Additional Information.



S&P - Standard & Poor's Corporation.



SEC - U.S. Securities and Exchange Commission.



Securities Dealer - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.



SEP - An employer sponsored simplified employee pension plan established under section 408(k) of the Code.



  - Templeton Foreign Fund


                                       36

PAGE


TeleFACTS(R) - Franklin Templeton's automated customer servicing system.



Templeton Funds - The U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund.



TGAL - Templeton Global Advisers Limited, the Fund's investment manager, is located in Lyford Cay, Nassau, Bahamas.



Trust Company - Franklin Templeton Trust Company. Trust Company is an affiliate of Distributors and both are wholly owned subsidiaries of Resources.



U.S. - United States.



We/Our/Us - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



                                                        Templeton Foreign Fund -


                                       37

PAGE


INSTRUCTIONS AND IMPORTANT NOTICE



SUBSTITUTE W-9 INSTRUCTIONS INFORMATION



General. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the IRS.



Obtaining a Number. If you do not have a Social Security Number/Taxpayer Identification Number or you do not know your SSN/TIN, you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.



What SSN/TIN to Give. Please refer to the following guidelines:



   ACCOUNT TYPE       GIVE SSN OF        ACCOUNT TYPE      GIVE EMPLOYER ID # OF
--------------------------------------------------------------------------------
-Individual          Individual       -Trust, Estate, or   Trust, Estate, or
                                      Pension Plan Trust   Pension Plan Trust
--------------------------------------------------------------------------------
-Joint Individual    Owner who will   -Corporation,        Corporation,
                     be paying tax    Partnership, or      Partnership, or
                     or first-named   other organization   other organization
                     individual
--------------------------------------------------------------------------------
-Unif. Gift/         Minor            -Broker nominee      Broker nominee
  Transfer to Minor
--------------------------------------------------------------------------------
-Sole Proprietor     Owner of
                     business
--------------------------------------------------------------------------------
-Legal Guardian      Ward, Minor,
                     or Incompetent
--------------------------------------------------------------------------------



Exempt Recipients. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients include:



A corporation



A financial institution



An organization exempt from tax under section 501(a), or an individual retirement plan



A registered dealer in securities or commodities registered in the U.S. or a U.S. possession



A real estate investment trust



A common trust fund operated by a bank under section 584(a)



  - Templeton Foreign Fund


                                       38

PAGE


An exempt charitable remainder trust or a non-exempt trust described in section 4947(a)(1)



An entity registered at all times under the Investment Company Act of 1940



IRS Penalties. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.



SUBSTITUTE W-8 INSTRUCTIONS INFORMATION



Exempt Foreign Person. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. You are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.
(or your transactions are exempt from U.S. taxes under a tax treaty).



Permanent Address. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the



                                                        Templeton Foreign Fund -


                                       39

PAGE


address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.



Notice of Change in Status. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that (1) the taxpayer identification number you have given is correct, and (2) the Internal Revenue Service has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.



When to File. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years.



How Often You Must File. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.



  - Templeton Foreign Fund


                                       40

PAGE


FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION



It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.



CERTIFIED COPY OF RESOLUTION (Corporation or Association)



The undersigned hereby certifies and affirms that he/she is the duly elected
  -------------------------------- of --------------------------------------


               Title                               Corporate Name


a  _______________________________  organized under the laws of the State of
           Type of Organization
 ___________________  and that the following is a true and correct copy
         State
of a resolution adopted by the Board of Directors at a meeting duly called and held on __________________________
                      Date



     RESOLVED, that the ______________________________________________________


                                               Officers' Titles
     of this Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and



     FURTHER RESOLVED, that any of the following  __________  officers are number
     authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and



     FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in



                                                        Templeton Foreign Fund -


                                       41

PAGE


     part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.



The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)



name/title (please print or type)                Signature



name/title (please print or type)                Signature



name/title (please print or type)                Signature



name/title (please print or type)                Signature



Name of Corporation or Association             Date



Certified from minutes


                       Name and Title

                         CORPORATE SEAL (if appropriate)


  - Templeton Foreign Fund


                                       42

PAGE


FRANKLIN TEMPLETON


TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT



You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Funds' prospectus.



The telephone redemption privilege is available only to shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges now automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin/Templeton Investor Services, Inc. ("Investor Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.



Shareholder Authorization: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in Franklin Templeton (a "Franklin Templeton Fund" or a "Fund"), now open or opened at a later date, holding shares registered as follows:


--------------------------------------------------------------------------------

Print name(s) as shown in registration (called "Shareholder")



--------------------------------------------------------------------------------


Account number(s)



I/We authorize each Fund and Investor Services to honor and act upon telephone requests, given as provided in this agreement, to redeem shares from any Shareholder account.


-------------------------------------
-------------------------------------

Signature(s) of all registered owners and date


-------------------------------------
-------------------------------------

Printed name (and title/capacity, if applicable)



Verification Procedures: I/We understand and agree that: (1) each Fund and Investor Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Investor Services may be liable for any losses due to unauthorized or fraudulent telephone instructions;
(2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is



                                                        Templeton Foreign Fund -


                                       43

PAGE


initiated by telephone; and (3) as long as the Fund and Investor Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they nor their parent or affiliates will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.



Jointly Owned/Co-Trustee Accounts: Each of us signing this agreement as either joint owners or co-trustees authorize each Fund and Investor Services to honor telephone redemption requests given by ANY ONE of the signers or our investment representative of record, if any, ACTING ALONE.



Appointment of Attorney-in-Fact: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Investor Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Investor Services by registered mail, return receipt requested, or by a Fund or Investor Services upon receipt of any information that causes a Fund or Investor Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Investor Services immediately upon the death of any of the undersigned.



Corporate/Partnership/Trust/Retirement Accounts: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Investor Services that the Shareholder has the authority to enter into this agreement and that each of us are duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Investor Services may honor a telephone redemption request given by ANY officer/ partner/member/administrator or agent of Shareholder ACTING ALONE.



Restricted Accounts: Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton Trust Company retirement accounts.



PLEASE RETURN THIS FORM TO:



     Franklin/Templeton Investor Services, Inc.
     P.O. Box 33030
     St. Petersburg, FL 33733-8030



  - Templeton Foreign Fund


                                       44

PAGE

                      This page intentionally left blank.


                                                        Templeton Foreign Fund -


                                       45

PAGE


FRANKLIN TEMPLETON GROUP OF FUNDS



LITERATURE REQUEST E Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.



INTERNATIONAL GROWTH



Franklin Global Health Care Fund


Franklin International Equity Fund


Franklin Templeton Japan Fund


Templeton Developing Markets Trust


Templeton Foreign Fund


Templeton Global Infrastructure Fund


Templeton Global


 Opportunities Trust


Templeton Global Real Estate Fund


Templeton Global Smaller


 Companies Fund


Templeton Greater European Fund


Templeton Growth Fund


Templeton Latin America Fund


Templeton Pacific Growth Fund


Templeton World Fund



INTERNATIONAL GROWTH


AND INCOME



Franklin Global Utilities Fund


Franklin Templeton German


 Government Bond Fund


Franklin Templeton


 Global Currency Fund


Mutual European Fund


Templeton Global Bond Fund


Templeton Growth and Income Fund



INTERNATIONAL INCOME



Franklin Global Government


 Income Fund


Franklin Templeton Hard


 Currency Fund


Franklin Templeton High


 Income Currency Fund


Templeton Americas


 Government Securities Fund



GROWTH



Franklin Blue Chip Fund


Franklin California Growth Fund


Franklin DynaTech Fund


Franklin Equity Fund


Franklin Gold Fund


Franklin Growth Fund


Franklin MidCap Growth Fund


Franklin Small Cap Growth Fund


Mutual Discovery Fund



GROWTH AND INCOME



Franklin Asset Allocation Fund


Franklin Balance Sheet


 Investment Fund


Franklin Convertible Securities Fund


Franklin Equity Income Fund


Franklin Income Fund


Franklin MicroCap Value Fund


Franklin Natural Resources Fund


Franklin Real Estate Securities Fund


Franklin Rising Dividends Fund


Franklin Strategic Income Fund


Franklin Utilities Fund


Franklin Value Fund


Mutual Beacon Fund


Mutual Qualified Fund


Mutual Shares Fund


Templeton American Trust, Inc.



INCOME



Franklin Adjustable Rate


 Securities Fund


Franklin Adjustable U.S.


 Government Securities Fund


Franklin AGE High Income Fund


Franklin Investment


 Grade Income Fund


Franklin Short-Intermediate U.S.


 Government Securities Fund


Franklin U.S. Government


 Securities Fund


Franklin Money Fund


Franklin Federal Money Fund



FOR NON-U.S. INVESTORS:


Franklin Tax-Advantaged


 High Yield Securities Fund


Franklin Tax-Advantaged


 International Bond Fund


Franklin Tax-Advantaged U.S.


 Government Securities Fund



FOR CORPORATIONS:


Franklin Corporate Qualified


 Dividend Fund



FRANKLIN FUNDS SEEKING


TAX-FREE INCOME



Federal Intermediate-Term


 Tax-Free Income Fund


Federal Tax-Free Income Fund


High Yield Tax-Free Income Fund


Insured Tax-Free Income Fund


Puerto Rico Tax-Free Income Fund


Tax-Exempt Money Fund



FRANKLIN STATE-SPECIFIC FUNDS


SEEKING TAX-FREE INCOME



Alabama


Arizona*


Arkansas**


California*


Colorado


Connecticut


Florida*


Georgia


Hawaii**


Indiana


Kentucky


Louisiana


Maryland


Massachusetts***


Michigan*


Minnesota***


Missouri


New Jersey


New York*


North Carolina


Ohio***


Oregon


Pennsylvania


Tennessee**


Texas


Virginia


Washington**



VARIABLE ANNUITIES



Franklin Valuemark(SM)


Franklin Templeton Valuemark


 Income Plus (an immediate annuity)



*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).


**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.


***Portfolio of insured municipal securities.


                                                                TL104 P 01/97


PAGE

TEMPLETON FOREIGN FUND

P.O. Box 33031

St. Petersburg, FL 33733-8031

---------------------------------
ADDRESS CORRECTION REQUESTED

TL104 P 01/97    (LOGO) Printed on recycled paper

PAGE





Logo Appears Here
FRANKLIN TEMPLETON

                                   TEMPLETON
                                     FUNDS

                                                            P.O. Box 33031
                                                            St. Petersburg, FL
                                                            33733-8031
                                                            1-800-393-3001

   Please do not use this form for any retirement plan for which Franklin
     Templeton Trust Company serves as custodian or trustee, or for Templeton Money Fund, Templeton Institutional Funds or Templeton Capital Accumulator Fund. Request separate applications.

 SHAREHOLDER APPLICATION OR REVISION [] Please check the box if this is a revision and see Section 8

Please check Class I or Class II, if applicable, next to your Fund selection. Class I and Class II shares have different sales charges and operating expenses, among other differences, as described in each Fund's prospectus.Date
------------------
CLASS
 I      II        Templeton
 [ ]   [ ] $______American Trust
 [ ]        ______Americas Government Securities Fund
 [ ]   [ ]  ______Developing Markets Trust
 [ ]   [ ]  ______Foreign Fund
 [ ]   [ ]  ______Global Bond Fund

CLASS
 I      II        Templeton
 [ ]    [ ]$______Global Infrastructure Fund
 [ ]    [ ] ______Global Opportunities Trust
 [ ]    [ ] ______Global Real Estate Fund
 [ ]    [ ] ______Global Smaller Companies Fund
 [ ]    [ ] ______Greater European Fund

CLASS
 I      II        Templeton
 [ ]    [ ]$______Growth Fund
 [ ]    [ ] ______Growth and Income Fund
 [ ]        ______Japan Fund
 [ ]    [ ] ______Latin America Fund
 [ ]    [ ] ______World Fund

CLASS
 I      II
[ ]     [ ] Other:$______
        (except for Class II Money Fund)

          -----------------
          -----------------
          ----------------

  1 ACCOUNT REGISTRATION - PLEASE PRINT

n INDIVIDUAL OR  JOINT ACCOUNT

-------------------------------------------------------------------------------
  First name      Middle initial     Last name      Social Security number(SSN)


-------------------------------------------------------------------------------
  Joint owner(s) Joint ownership means            Social Security number (SSN)
  "joint tenants with rights of
  survivorship"  unless otherwise specified.)
ALL OWNERS MUST SIGN SECTION 4.

[] GIFTS/TRANSFERS TO A MINOR

----------------------------------------- As Custodian For  -----------------
  Name of custodian (one only)                           Minor's name (one only)


----------------------------------------- Uniform Gifts/
                                          Transfers to Minors Act-------------

  State (minor's or custodian's state      Minor's Social Security number
  of residence)
  Please Note: Custodian's signature, not minor's, is required in Section 4.

------------------------------------------------------------------------------
[ ] TRUST, CORPORATION, PARTNERSHIP, RETIREMENTPLAN, OR OTHER ENTITY

------------------------------------------   ----------------------------------
  Name                                       Taxpayer identification number(TIN)

-------------------------------------------
  Name of beneficiary (if to be included in  Date of trust document (must be
  the registration)                           completed for registration)

-------------------------------------------------------------------------------
  Name of each trustee (if to be included in the registration)
==============================================================================
  2 ADDRESS


--------------------------------------- Daytime Telephone(---)-----------------
 Street address (P.O. Box acceptable if                   Area code
  street address is given)


---------------------------------------  Evening Telephone(---)---------------
 City                State     Zip code                   Area code

  I am a citizen of: [ ] U.S. or  [ ]_________________________________________
===============================================================================
  3 INITIAL INVESTMENT - $100 minimum initial investment

Enclosed is a check payable to the Fund indicated above for $__________________.
===============================================================================
4 SIGNATURE AND TAX CERTIFICATIONS - All registered owners must sign application

See "Important Notice Regarding Taxpayer IRS Certifications" in back of prospectus. The Fund reserves the right to refuse to open an account without either a certified taxpayer identification number ("TIN"), Social Security number ("SSN"), or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates. I am not subject to backup withholding because I have not been notified by the IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends or because the IRShas notified me that I am no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)

[ ] The number shown above is my correct TIN or SSN, or that of the minor named in section 1.
[ ] Awaiting TIN. I am waiting for a number to be issued to me. I understand that if I do not provide a TIN to the Fund within 60 days, the Fund is required to commence 31% backup withholding until I provide a certified TIN.
[ ] Exempt Recipient. Individuals cannot be exempt. Check this box only after reading the instructions, found in the back of the Fund's prospectus, to see whether you qualify as an exempt recipient. (You should still provide a TIN.)
[ ] Exempt Foreign Person. Check this box only if the following statement applies: "I am neither a citizen nor a resident of the United States. I certify to the best of my knowledge and belief, I qualify as an exempt foreign person and/or entity as described in the instructions, found in the back of the Fund's prospectus."

   Permanent address for income
   tax purposes:---------------------------------------------------------------
                Street Address           City     State    Country   Postal Code

PLEASE NOTE: The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above.

Certification - Under the penalties of perjury, I/we certify that (1) the information provided on this application is true, correct and complete,
(2) I/we have read the prospectus(es) for the Fund(s) in which I am/we are investing and agree to the terms thereof, and (3) I am/we are of legal age or an emancipated minor. I/we acknowledge that shares of the Fund(s) are not insured or guaranteed by any agency or institution and that an investment in fund shares involves risks, including the possible loss of the principal amount invested.
X                                                                 X
------------------------------------------------------------------------------
Signature                                                         Signature
X                                                                 X
-------------------------------------------------------------------------------
Signature Signature Please make a photocopy of this application for your records.
=============================================================================
  5 BROKER/DEALER USE ONLY - Please print
                                             Franklin Templeton Dealer #
  We hereby submit this application for the purchase of shares of the Fund(s) and class(es) indicated in accordance with the terms of our selling agreement with Franklin/Templeton Distributors, Inc.("FTD"), and with the prospectus(es) for the Funds. We agree to notify FTD of any purchases of Class I shares which may be eligible for reduced or eliminated sales charges.

 WIRE ORDER ONLY: The attached check for $________________________  should be applied against wire order confirmation number________________________
                  dated____________________ for________________________ shares

  Securities Dealer Name
                        -------------------------------------------------------
  Main Office Address                   Main Office Telephone Number
                    --------------------                            ---------
  Branch # ___________Representative # ______Representative Name ______________

  Branch Address _____________________________Branch Telephone Number----------

  Authorized Signature, Securities Dealer _______________ Title----------------

  ACCEPTED: Franklin/Templeton Distributors, Inc. By __________------ Date-----

          Please see reverse side for shareholder account privileges.
  This application must be preceded or accompanied by a prospectus for the Fund(s) being purchased.

                                                       TLGOF APP 08/96



6  DISTRIBUTION OPTIONS - Check one
Check one - if no box is checked, all dividends and capital gains will be reinvested in additional shares of the Fund.

[ ] Reinvest all dividends and capital gains.    [ ] Pay all dividends in cash
                                                  and reinvest capital gains.
[ ] Pay capital gains in cash and reinvest        [ ] Pay all dividends and
    dividends.                                    capital gains in cash.
===============================================================================
  7 OPTIONAL SHAREHOLDER PRIVILEGES
A. Special Payment Instructions for Distributions (Check one box)
[ ] Invest distributions, as noted in Section 6, or l withdrawals, as noted in
    Section 7B, in another Franklin or Templeton Fund.
    Restrictions may apply to purchases of shares of a different class. See the prospectus for details.

   Fund Name___________________________________  Existing Account Number

OR
[ ] Send my distributions, as noted in Section 6, to the person, named below, instead of as registered and addressed in Sections 1 and 2.
   Name ___________________________________  Street Address____________________
   City____________________________________  State _____________ ZipCode_______

------------------------------------------------------------------------------
B. Systematic Withdrawal Plan
   Please withdraw from my Franklin Templeton account $_______________________ ($50 minimum) [ ] Monthly [ ] Quarterly [ ] Semi-Annually or [ ] Annually as set forth in the prospectus, starting in ________________________________ (month). The net asset value of the shares held must be at least $5,000 at the time the plan is established. Additional restrictions may apply to Class II or other shares subject to contingent deferred sales charge, as described in the prospectus. Send the withdrawals to: [ ] address of record OR [ ] the Franklin or Templeton Fund, or person specified in
    Section 7A - Special Payment Instructions for Distributions.

-------------------------------------------------------------------------------
C. TELEPHONE TRANSACTIONS
   TELEPHONE  EXCHANGE  PRIVILEGE:   If  the  Fund  does  not  receive  specific
instructions from the shareholder, either in writing or by telephone, the Telephone Exchange Privilege (see the prospectus) is automatically extended to each account. The shareholder should understand, however, that the Fund and Franklin Templeton Investor Services, Inc. ("FTI") or Franklin Templeton Trust Company and their agents will not be liable for any loss, injury, damage or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine. The shareholder agrees to hold the Fund and its agents harmless from any loss, claims, or liability arising from its or their compliance with such instructions. The shareholder understands that this option is subject to the terms and conditions set forth in the prospectus of the fund to be acquired.
[ ] No, I do NOTwish to participate in the Telephone Exchange Privilege or authorize the Fund or its agents, including FTI or Templeton Funds Trust Company, to act upon instructions received by telephone to exchange shares for shares of any other account(s) within the Franklin Templeton Group of Funds.
   TELEPHONE REDEMPTION PRIVILEGE: This is available to shareholders who specifically request it and who complete the Franklin Templeton Telephone Redemption Authorization Agreement in the back of the Fund's prospectus.

-------------------------------------------------------------------------------
D. AUTOMATIC INVESTMENT PLAN
   IMPORTANT: ATTACH AN UNSIGNED, VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP HERE, AND COMPLETE THE INFORMATION BELOW.
   I/We would like to establish an Automatic Investment Plan (the "Plan") as described in the prospectus. I/We agree to reimburse FTI and/or FTD for any expenses or losses that they may incur in connection with my/our Plan, including any caused by my/our bank's failure to act in accordance with my/our request. If my/our bank makes any erroneous payment or fails to make a payment after shares are purchased on my/our behalf, any such purchase may be cancelled and I/we hereby authorize redemptions and/or deductions from my/our account for that purpose.
   Debit my (circle one) savings, checking, other ___________________________ account monthly for $________________________ ($25 minimum) on or about the
[ ]1st [ ]5th [ ]15th or [ ]20th day starting  ______________________ (month), to be invested in (name of  Fund)  ___________________________________ Account
Number (if known) _______________________________________________
   INSTRUCTIONS TO BANK - AUTOMATIC INVESTMENT PLAN AUTHORIZATION
   To:
      -----------------------------------------------------  ------------------
       Name of Your Bank                                     ABA Number

      -------------------------------  ------------------- ----------- --------
      Street  Address                   City                State     Zip Code
I/We authorize you to charge my/our Checking/Savings account and to make payment to FTD, upon instructions from FTD. I/We agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me(us). This authority shall remain in effect until you receive written notice from me/us changing its terms or revoking it. Until you actually receive such notice, I/we agree that you shall be fully protected in paying any charge under this authority. I/We further agree that if any such charge is not made, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.
 X
--------------------------------------------------------   ----------------
 Signature(s) EXACTLY as shown on your bank records               Date

--------------------------------------------------------  ---------------------
Print Name(s)                                                Account Number

------------------------------- ------------------  -------------  ------------
 Your Street Address             City               State          Zip Code

-------------------------------------------------------------------------------
E. Letter of Intent (LOI)-- Not Applicable to Purchases of Class II
[ ]I/We agree to the terms of the LOI and provisions for reservations of Class I shares and grant FTD the security interest set forth in the prospectus. Although I am/we are not obligated to do so, it is my/our intention to invest over a 13 month period in Class I and/or Class II shares of one or more Franklin or Templeton Funds (including all money market funds in the Franklin Templeton Group) an aggregate amount at least equal to that which is checked below. I understand that reduced sales charges will apply only to purchases of Class I shares.

[ ]$50,000-99,999(except for Global Bond Fund   [ ] $100,000-249,999  []$250,000-499,999  [] $500,000-999,999  []$1,000,000 or more and Americas Government Securities Fund)


   Purchases of Class I shares under LOI of $1,000,000 or more are made at net asset value and may be subject to a contingent deferred sales charge as described in the prospectus.
   Purchases made within the last 90 days will be included as part of your LOI. However, certain employee benefit plans are subject to different rules. Please write in your account number(s)
                                        -----------  ------------  ------------
-------------------------------------------------------------------------------
F. Cumulative Quantity Discount--Not Applicable to Purchases of Class II Shares Class I shares may be purchased at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the cost or current value (whichever is higher) of the combined holdings of the purchaser, his or her spouse, and their children or grandchildren under age 21, of Class I and/or Class II shares of funds in Franklin Templeton, as well as other holdings of Franklin Templeton Investments, as that term is defined in the prospectus. In order for this cumulative quantity discount to be made available, the shareholder or his or her securities dealer must notify FTIor FTD of the total holdings in Franklin Templeton each time an order is placed. I understand that reduced sales charges will apply only to purchases of Class I shares.
[ ]I/We own shares of more than one Fund in Franklin  Templeton and qualify for the Cumulative Quantity Discount described above and in the prospectus. My/Our other account number(s) are
                                     -----------  ------------  ---------------
===============================================================================
  8 ACCOUNT REVISION  (if applicable)

   If you are using this application to revise your account registration (Section 1), or wish to have distribution income sent to an address other than the address on your existing account's registration (Section 7A), a signature guarantee is required. Signatures of all registered owners must be guaranteed by an "eligible guarantor institution" as defined in the "How to Sell Shares of the Fund" section in the Fund's prospectus. A notary public is not an acceptable guarantor.
   X
-------------------------------------------------  ----------------------------
Signature(s) of registered account owners          Account number(s)
   X
 ------------------------------------------------  ----------------------------

   X
------------------------------------------------

   X
-------------------------------------------------  ----------------------------
                                                   Signature guarantee stamp
   NOTE: For any change in registration, please send us any outstanding certificates by registered mail.





PAGE







                                     PART B
                     STATEMENT OF ADDITIONAL INFORMATION




PAGE






TEMPLETON FUNDS, INC.


STATEMENT OF ADDITIONAL INFORMATION


JANUARY 1, 1997


700 CENTRAL AVENUE
ST. PETERSBURG, FL  33701 1-800/DIAL BEN

TABLE OF CONTENTS


How do the Funds Invest their Assets?........................
What are the Funds' Potential Risks?.........................
Investment Restrictions......................................
Officers and Directors.......................................
Investment Management and Other Services.....................
How do the Funds Buy Securities for their Portfolios?........
How Do I Buy, Sell and Exchange Shares?......................
How are Fund Shares Valued?..................................
Additional Information on Distributions and Taxes............
The Funds' Underwriter.......................................
How do the Funds Measure Performance?.......................
Miscellaneous Information....................................
Financial Statements.........................................
Useful Terms and Definitions.................................


-----------------------------------------------------------------------------
      When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."

-----------------------------------------------------------------------------


Templeton Funds, Inc.(the "Company") is a diversified, open-end management investment company. It has two series of shares, each of which is a separate mutual fund: Templeton World Fund ("World Fund") and Templeton Foreign Fund ("Foreign Fund") (collectively, the "Funds"). World Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Foreign Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments outside the U.S. Any income realized will be incidental.

Each Fund's Prospectus, dated January 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN EACH FUND'S PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF EACH FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.




MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

      ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

      ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY
      BANK;

     ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


HOW DO THE FUNDS INVEST THEIR ASSETS?

The following provides more detailed information about some of the securities the Funds may buy and their investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" Each Fund may invest for defensive purposes in commercial paper which, at the date of investment, must be rated A-1 by S&P or Prime-1 by Moody's or, if not rated, be issued by a company which at the date of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. TGAL will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. A Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board, I.E., banks or broker-dealers which have been determined by TGAL to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

LOANS OF PORTFOLIO SECURITIES. World Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. World Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. World Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. World Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

DEBT SECURITIES. The Funds may invest in debt securities which are rated at least Caa by Moody's or CCC by S&P or deemed to be of comparable quality by TGAL. As an operating policy, neither Fund will invest more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's Net Asset Value.

Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally nvolve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for each Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve it investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if a Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery.

A Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, a Fund must distribute substantially all of its net income to shareholders (see "Additional Information on Distributions and Taxes"). Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities
("structured investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Because structured investments of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

The Fund is permitted to invest in a class of structured investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured investments typically have higher yields and present greater risks than unsubordinated structures investments. Although the Fund's purchase of subordinated structured investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

Certain issuers of structured investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these structured investments may be limited by the restrictions contained in the 1940 Act. Structured investments are typically sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.

STOCK INDEX FUTURES CONTRACTS. World Fund's investment policies permit it to buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade, to an aggregate amount not exceeding 20% of World Fund's total assets as of the time when such contracts are entered into. Successful use of stock index futures is subject to TGAL's ability to predict correctly movements in the direction of the stock markets. No assurance can be given that TGAL's judgment in this respect will be correct.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the S&P 500 Stock Index is composed of 500 selected common stocks, most of which are listed on the NYSE. The S&P 500 Stock Index ("S&P 500 Index") assigns relative weightings to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if World Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, World Fund will gain $2,000 (500 units x gain of $4). If World Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, World Fund will lose $2,000 (500 units x loss of $4).

During or in anticipation of a period of market appreciation, World Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which World Fund proposes to buy change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to World Fund which could be offset against rising prices of such common stock.

During or in anticipation of a period of market decline, World Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that World Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.

At the time World Fund purchases a stock index futures contract, an amount of cash, U.S. government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with World Fund's Custodian. When selling a stock index futures contract, World Fund will maintain with its Custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, World Fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting World Fund to purchase the same futures contract at a price no higher than the price of the contract written by World Fund (or at a higher price if the difference is maintained in liquid assets with World Fund's Custodian).

STOCK INDEX OPTIONS. World Fund may purchase and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. An option on a securities index is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option, cash equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

World Fund may write call options and put options only if they are "covered." A call option on an index is covered if World Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if World Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by World Fund in cash or cash equivalents in a segregated account with its Custodian. A put option is also covered if World Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by World Fund in cash or cash equivalents in a segregated account with its Custodian.

If an option written by World Fund expires, World Fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by World Fund expires unexercised, World Fund will realize a capital loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when World Fund desires.

WHAT ARE THE FUNDS' POTENTIAL RISKS?

Each Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the U.S. Foreign companies are not generally subject to uniform accounting or financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its Net Asset Value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Although neither Fund may invest more than 15% of its total assets in unlisted foreign securities, including not more than 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current  size of the  markets  for  such  securities  and the  currently  low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

In addition, many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund's shareholders.

Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (11) possible difficulty in identifying a purchaser of securities held by a Fund due to the underdeveloped nature of the securities markets.

There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by TGAL. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.

Each Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

Either Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that Fund. Through the flexible policy of the Funds, TGAL endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of either Fund.

The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

The directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of either Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services Shareholder Servicing Agent and Custodian"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of TGAL, any losses resulting from the holding of either Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the shareholders. No assurance can be given that the directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

There are additional risks involved in stock index futures transactions. These risks relate to World Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. World Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by World Fund for hedging purposes also depends upon TGAL's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when World Fund seeks to close out an option position. If World Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by World Fund, it would not be able to close out the option. If restrictions on exercise were imposed, World Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by World Fund is covered by an option on the same index purchased by World Fund, movements in the index may result in a loss to World Fund; however, such losses may be mitigated by changes in the value of World Fund's securities during the period the option was outstanding.


INVESTMENT RESTRICTIONS


Each Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the respective Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of a Fund or
(ii) 67% or more of the shares of a Fund present at a shareholder meeting if more than 50% of the outstanding shares of a Fund are represented at the meeting in person or by proxy, whichever is less.

The Funds MAY NOT:

         1. Invest in real estate or mortgages on real estate (although each Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies; invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts except that World Fund may purchase or sell stock index futures contracts.

         2. Purchase or retain securities of any company in which directors or officers of the Company or of its Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

         4. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but World Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

         5. Loan money apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Funds may buy from a bank or broker-dealer U.S. and Canadian government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

         6. Borrow money for any purpose other than redeeming its shares or purchasing its shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets; or pledge, mortgage or hypothecate its assets for any purpose other than to secure such borrowings, and then only up to such extent not exceeding 10% of the value of its total assets as the Company's Board may by resolution approve. As an operating policy approved by the Board of the Company, neither Fund will pledge, mortgage or hypothecate its assets to the extent that at any time the percentage of pledged assets plus the sales commission will exceed 10% of the Offering Price of the shares of a Fund. For purposes of this restriction, collateral arrangements by World Fund with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.)

         7. Invest more than 5% of the value of a Fund's total assets in securities of issuers which have been in continuous operation less than three years.

         8. Invest more than 5% of a Fund's total assets in warrants, whether or not listed on the NYSE or AMEX, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a Fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

         9. Invest more than 15% of a Fund's total assets in securities of foreign issuers which are not listed on a recognized U.S. or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. A Fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and a Fund may not be able to dispose of its holdings in these securities at the current market price.

         10. Invest more than 25% of a Fund's total assets in a single industry.

         11. Invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement.

         12. Participate on a joint or a joint and several basis in any trading account in securities. (See "How does the Fund Buy Securities for its Portfolio?" as to transactions in the same securities for the Fund, other clients and/or other mutual funds within the Franklin Templeton Group of Funds.)

Nothing in the investment policy or investment restrictions (except restrictions 9 and 10) shall be deemed to prohibit either Fund from purchasing securities pursuant to subscription rights distributed to either Fund by any issuer of securities held at the time in its portfolio (as long as such purchase is not contrary to either Fund's status as a diversified investment company under the 1940 Act). If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND DIRECTORS


The Board has the responsibility for the overall management of the Funds, including general supervision and review of their investment activities. The Board, in turn, elects the officers of the Company who are responsible for administering the Funds' day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Company under the 1940 Act are indicated by an asterisk ("*").



NAME, ADDRESS AND AGE                   POSITIONS AND                    PRINCIPAL OCCUPATION DURING THE PAST FIVE

                                        OFFICES WITH THE COMPANY         YEARS

HARRIS J. ASHTON                        Director                         Chairman of the board, president and chief
Metro Center                                                             executive officer of General Host
1 Station Place                                                          Corporation (nursery and craft centers);
Stamford, Connecticut                                                    director of RBC Holdings (U.S.A.) Inc. (a
Age 64                                                                   bank holding company) and Bar-S Foods; and
                                                                         director or trustee of 55 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.






NICHOLAS F. BRADY*                      Director                         Chairman of Templeton Emerging Markets
The Bullitt House                                                        Investment Trust PLC; chairman of
102 East Dover Street                                                    Templeton Latin America Investment Trust
Easton, Maryland                                                         PLC; chairman of Darby Overseas
Age 66                                                                   Investments, Ltd. (an investment firm)
                                                                         (1994-present); chairman and director
                                                                         of Templeton Central and Eastern
                                                                         European Fund; director of the Amerada
                                                                         Hess Corporation, Christiana Companies,
                                                                         and the H.J. Heinz Company; formerly,
                                                                         Secretary of the United States Department
                                                                         of the Treasury (1988-1993) and chairman
                                                                         of the board of Dillon, Read & Co.
                                                                         Inc. (investment banking) prior to
                                                                         1988;  and director or trustee of 23 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.

S. JOSEPH FORTUNATO                     Director                         Member of the law firm of Pitney, Hardin,
200 Campus Drive                                                         Kipp & Szuch; director of General Host
Florham Park, New Jersey                                                 Corporation (nursery and craft centers);
Age 64                                                                   and director or trustee of 57 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.

JOHN Wm. GALBRAITH                      Director                         President of Galbraith Properties, Inc.
360 Central Avenue                                                       (personal investment company); director of
Suite 1300                                                               Gulf West Banks, Inc. (bank holding
St. Petersburg, Florida                                                  company) (1995-present); formerly,
Age 75                                                                   director of Mercantile Bank (1991-1995),
                                                                         vice chairman of Templeton, Galbraith &
                                                                         Hansberger Ltd. (1986-1992), and chairman
                                                                         of Templeton Funds Management, Inc.
                                                                         (1974-1991); and director or trustee of 22
                                                                         of the investment companies in the
                                                                         Franklin Templeton Group of Funds.

ANDREW H. HINES, Jr                     Director                         Consultant for the Triangle Consulting
150 2nd Avenue N.                                                        Group; chairman and director of Precise
St. Petersburg, Florida                                                  Power Corporation; executive-in-residence
Age 73                                                                   of Eckerd College (1991-present); director
                                                                         of Checkers Drive-In Restaurants, Inc.;
                                                                         formerly, chairman of the board and
                                                                         chief executive officer of Florida
                                                                         Progress Corporation (1982-1990) and
                                                                         director of various of its subsidiaries;
                                                                         and director or trustee of 24 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.

CHARLES B. JOHNSON*                     Chairman of the Board            President, chief executive officer, and
777 Mariners Island Blvd.               and Vice President               director of Franklin Resources, Inc.;
San Mateo, California                                                    chairman of the board and director of
Age 63                                                                   Franklin Advisers, Inc. and Franklin
                                                                         Templeton Distributors, Inc.; director of
                                                                         General Host Corporation (nursery and
                                                                         craft centers), Franklin Templeton
                                                                         Investor Services, Inc.; and officer
                                                                         and/or director, trustee or managing
                                                                         general partner, as the case may be, of
                                                                         most other subsidiaries of Franklin
                                                                         Resources, Inc. and 56 of the investment
                                                                         companies in the Franklin Templeton Group
                                                                         of Funds.
RUPERT H. JOHNSON, JR.*                 Director                         Executive vice president and director of

777 Mariners Island Blvd.                                                Franklin Resources, Inc. and Franklin
San Mateo, California                                                    Templeton Distributors, Inc.; president
Age 56                                                                   and director of Franklin Advisers, Inc.;
                                                                         director of Franklin Templeton Investor
                                                                         Services, Inc.; and officer and/or
                                                                         director, trustee or managing general
                                                                         partner, as the case may be, of most
                                                                         other subsidiaries of Franklin
                                                                         Resources, Inc.; and 60 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.



PAG>





BETTY P. KRAHMER                        Director                         Director or trustee of various civic
2201 Kentmere Parkway                                                    associations; formerly, economic analyst,
Wilmington, Delaware                                                     U.S. government; and director or trustee
Age 67                                                                   of 23 of the investment companies in the
                                                                         Franklin Templeton Group of Funds.

GORDON S. MACKLIN                       Director                         Chairman of White River Corporation
8212 Burning Tree Road                                                   (information services); director of Fund
Bethesda, Maryland                                                       America Enterprises Holdings, Inc., MCI
Age 68                                                                   Communications Corporation, Fusion Systems
                                                                         Corporation, Infovest Corporation, MedImmune,
                                                                         Inc., Source One Mortgage Services Corporation,
                                                                         and Shoppers Express, Inc. (on-line shopping
                                                                         service); formerly, chairman of Hambrecht
                                                                         and Quist Group, director of H&Q Healthcare
                                                                         Investors and Lockheed Martin Corporation,
                                                                         and president of the National Association
                                                                         of Securities Dealers, Inc.; and director
                                                                         or trustee of 52 of the investment companies
                                                                         in the Franklin Templeton Group of Funds.

FRED R. MILLSAPS                        Director                         Manager of personal investments
2665 N.E. 37th Drive                                                     (1978-present); director of various
Fort Lauderdale, Florida                                                 business and nonprofit organizations;
Age 67                                                                   formerly, chairman and chief executive
                                                                         officer of Landmark Banking Corporation
                                                                         (1969-1978), financial vice president
                                                                         of Florida Power and Light (1965-1969),
                                                                         and vice president of The Federal
                                                                         Reserve Bank of Atlanta (1958-1965);
                                                                         and director or trustee of 24 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.

MARK G. HOLOWESKO                     Vice President                     President and director of Templeton Global
Lyford Cay                                                               Advisors Limited; chief investment officer
Nassau, Bahamas                                                          of global equity research for Templeton
Age 36                                                                   Worldwide, Inc.; president or vice
                                                                         president of the Templeton Funds; formerly,
                                                                         investment administrator with Roy West
                                                                         Trust Corporation(Bahamas) Limited
                                                                         (1984-1985); and officer of 23 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.

HARMON E. BURNS                         Vice President                   Executive vice president, secretary and
777 Mariners Island Blvd.                                                director of Franklin Resources, Inc.;
San Mateo, California                                                    executive vice president and director of
Age 51                                                                   Franklin Templeton Distributors, Inc.;

                                                                         executive vice president of Franklin
                                                                         Advisers, Inc.; officer and/or director,
                                                                         as the case may be, of other subsidiaries
                                                                         of Franklin Resources, Inc.; and officer
                                                                         and/or director or trustee of 60 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.






CHARLES E. JOHNSON                      Vice President                   Senior vice president and director of
500 East Broward Blvd.                                                   Franklin Resources, Inc.; senior vice
Fort Lauderdale, Florida                                                 president of Franklin Templeton
Age 40                                                                   Distributors, Inc.; president and chief
                                                                         executive officer of Templeton Worldwide,
                                                                         Inc.; president and director of Franklin
                                                                         Institutional Services Corporation;
                                                                         chairman of the board of Templeton
                                                                         Investment Counsel, Inc.; officer and/or
                                                                         director, as the case may be, of other
                                                                         subsidiaries of Franklin Resources, Inc.;
                                                                         and officer and/or director or trustee
                                                                         of 39 of the investment companies in the
                                                                         Franklin Templeton Group of Funds.

DEBORAH R. GATZEK                       Vice President                   Senior vice president and general counsel
777 Mariners Island Blvd.                                                of Franklin Resources, Inc.; senior vice
San Mateo, California                                                    president of Franklin Templeton
Age 47                                                                   Distributors, Inc.; vice president of
                                                                         Franklin Advisers, Inc.; and officer of 60
                                                                         of the investment companies in the
                                                                         Franklin Templeton Group of Funds.

MARTIN L. FLANAGAN                      Vice President                   Senior vice president, treasurer and chief
President                                                                financial officer of Franklin Resources,
777 Mariners Island Blvd.                                                Inc.; director and executive vice
San Mateo, California                                                    president of Templeton Investment Counsel,
Age 36                                                                   Inc.; a member of the International
                                                                         Society of Financial Analysts and the
                                                                         American Institute of Certified Public
                                                                         Accountants; formerly,  with Arthur
                                                                         Andersen & Company (1982-1983); officer
                                                                         and/or director, as the case may be,
                                                                         of other subsidiaries of Franklin
                                                                         Resources, Inc.; and officer and/or
                                                                         director or trustee of 60 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.






JOHN R. KAY                             Vice President                   Vice president and treasurer of Templeton
500 East Broward Blvd.                                                   Worldwide, Inc.; assistant vice president
Fort Lauderdale, Florida                                                 of Franklin Templeton Distributors, Inc.;
Age 56                                                                   formerly, vice president and controller of
                                                                         the Keystone Group, Inc.; and officer
                                                                         of 27 of the investment companies in the
                                                                         Franklin Templeton Group of Funds.

JEFFREY A. EVERETT                      Vice President                   Executive vice president, portfolio
Lyford Cay                                                               management/research of Templeton Global
Nassau, Bahamas                                                          Advisors Limited; formerly, investment
Age 32                                                                   officer at First Pennsylvania Investment
                                                                         Research (until 1989); and officer of 2 of
                                                                         the investment companies in the Franklin
                                                                         Templeton Group of Funds.

ELIZABETH M. KNOBLOCK                   Vice President- Compliance       General counsel, secretary and a senior
500 East Broward Blvd.                                                   vice president of Templeton Investment
Fort Lauderdale, Florida                                                 Counsel, Inc.; formerly, vice president
Age 41                                                                   and associate general counsel of Kidder
                                                                         Peabody & Co. Inc. (1989-1990), assistant
                                                                         general counsel of Gruntal & Co., Inc.
                                                                         (1988), vice president and associate
                                                                         general counsel of Shearson Lehman Hutton
                                                                         Inc. (1988), vice president and assistant
                                                                         general counsel of E.F. Hutton & Co. Inc.
                                                                         (1986-1988), and special counsel of the
                                                                         division of investment management of the
                                                                         Securities and Exchange Commission
                                                                         (1984-1986); and officer of 23 of the
                                                                         investment companies in the Franklin
                                                                         Templeton Group of Funds.






JAMES R. BAIO                           Treasurer                        Certified public accountant; senior vice
500 East Broward Blvd.                                                   president of Templeton Worldwide, Inc. and
Fort Lauderdale, Florida                                                 Templeton Funds Trust Company; formerly,
Age 42                                                                   senior tax manager with Ernst & Young
                                                                         (certified public accountants)(1977-1989);
                                                                         and treasurer of 23 of the investment
                                                                         companies in the Franklin Templeton
                                                                         Group of Funds.

BARBARA J. GREEN                        Secretary                        Senior vice president of Templeton
500 East Broward Blvd.                                                   Worldwide, Inc. and an officer of other
Fort Lauderdale, Florida                                                 subdiaries of Templeton Worldwide, Inc.;
Age 49                                                                   formerly, deputy director of the Division
                                                                         of Investment Management, executive
                                                                         assistant and senior advisor to the
                                                                         chairman, counsellor to the chairman,
                                                                         special counsel and attorney  fellow,
                                                                         U.S. Securities and Exchange Commission
                                                                         (1986-1995), attorney, Rogers &
                                                                         Wells, and judicial clerk, U.S. District
                                                                         Court (District of Massachusetts); and
                                                                         secretary of 23 of the investment
                                                                         companies in the Franklin Templeton
                                                                         Group of Funds.


The table above shows the officers and Board members who are affiliated with Distributors and TGAL. Nonaffiliated members of the Board and Mr. Brady are currently paid an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in the Funds. Accordingly, the Company currently pays the independent members of the Board and Mr. Brady an annual retainer of $12,500 and a fee of $950 per meeting of the Board and its portion of a flat fee of $2,000 for each Audit Committee meeting and/or Nominating and Compensation Committee meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors, trustees or managing general partners of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and Mr. Brady by the Company and by other funds in the Franklin Templeton Group of Funds.



                                                            TOTAL FEES RECEIVED FROM THE       NUMBER OF BOARDS IN THE
                               TOTAL FEES RECEIVED FROM     FRANKLIN TEMPLETON GROUP OF        FRANKLIN TEMPLETON GROUP OF
                               THE COMPANY/A/                         FUNDS/B/                 FUNDS ON WHICH EACH SERVES/C/


NAME

Harris J. Ashton                        $17,250                       $339,592                           55

Nicholas F. Brady                        17,250                        119,275                           23

F. Bruce Clarke /D/                      17,536                         69,500                            0

Hasso-G von Diergardt-Naglo /E/          17,250                         66,375                            0

S. Joseph Fortunato                      17,250                        356,412                           57

John Wm. Galbraith                       15,636                        102,475                           22

Andrew H. Hines, Jr.                     17,670                        130,525                           24

Betty P. Krahmer                         17,250                        119,275                           23

Gordon S. Macklin                        17,384                        331,542                           52

Fred R. Millsaps                         17,536                        130,525                           24



A For the fiscal year ended August 31, 1996.
B For the calendar year ended December 31, 1996.
C We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 61 registered investment companies, with approximately 171 U.S. based funds or series.
D Mr. Clarke  resigned as a director on October 20, 1996.
E Mr. Von Diergardt resigned as a director on December 31, 1996.


Nonaffiliated members of the Board and Mr. Brady are reimbursed for expenses incurred in connection with attending board meetings, and paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director, trustee or managing general partner. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Company or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of December 1, 1996, the officers and Board members as a group, owned of record and beneficially approximately 1,759,267 shares, or less than 1% of World Fund's total outstanding shares and approximately 687,622 shares, or less than 1% of Foreign Fund's total outstanding shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. Each Fund's investment manager is TGAL. TGAL provides investment research and portfolio management services, including the selection of securities for the Funds to buy, hold or sell and the selection of brokers through whom the Funds' portfolio transactions are executed. TGAL renders its services to the Fund from outside the U.S. and its activities are subject to the review and supervision of the Board to whom TGAL renders periodic reports of the Funds' investment activities. TGAL is covered by fidelity insurance on its officers, directors and employees for the protection of the Funds.

TGAL and its affiliates act as investment manager to numerous other investment companies and accounts. TGAL may give advice and take action with respect to any of the other unds it manages, or for its own account, that may differ from action taken by TGAL on behalf of a Funds. Similarly, with respect to the Funds, TGAL is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that TGAL and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. TGAL is not obligated to refrain from investing in securities held by the Funds or other funds that it manages. Of course, any transactions for the accounts of TGAL and other access persons will be made in compliance with the Funds' Code of Ethics. Please see "Miscellaneous Information
- Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, each Fund pays TGAL a monthly management fee equal to an annual rate of 0.75% of the average daily net assets of the Fund up to the first $200,000,000, reduced to a fee of 0.675% of such average daily net assets in excess of $200,000,000 up to $1,300,000,000, and further reduced to a fee of 0.60% of such average daily net assets in excess of $1,300,000,000. Each class pays its proportionate share of the management fee.

For the fiscal years ended August 31, 1996, 1995 and 1994, management fees were as follows:


Year Ended August 31                1996                 1995                 1994



World Fund Management Fees      $38,564,076           $33,261,874           $31,051,062
Foreign Fund Management Fees    $51,600,846           $36,110,792           $23,889,119



MANAGEMENT AGREEMENTS. Each Fund's management agreement may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. Each management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the respective Fund's outstanding voting securities, or by TGAL on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. FT Services (and, prior to October 1, 1996, Templeton Global Investors, Inc.) provides certain administrative services and facilities for the Funds. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the Company pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Company's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. During the fiscal years ended August 31, 1996, 1995, and 1994, administration fees totaling $11,564,072, $8,965,630 and $7,161,271, respectively, were paid to Templeton Global Investors, Inc.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Company's shareholder servicing agent and acts as the Company's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.



CUSTODIAN. The Chase Manhattan Bank, at its principal office at MetroTech Center, Brooklyn, NY 11245, and at the offices of its branches and agencies throughout the world, acts as custodian of the Funds' assets. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, NY 10017, are the Company's independent auditors. During the fiscal year ended August 31, 1996, their auditing services consisted of rendering an opinion on each Fund's financial statements included in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1996, and review of the Funds' filings with the SEC and the IRS.

HOW DO THE FUNDS BUY SECURITIES FOR THEIR PORTFOLIOS?

The selection of brokers and dealers to execute transactions in the Funds' portfolios is made by TGAL in accordance with criteria set forth in the investment management agreements and any directions that the Board may give.

When placing a portfolio transaction, GAL seeks to obtain prompt execution of orders at the most favorable net price. When portfolio transactions are done on a securities exchange, the amount of commission paid by a Fund is negotiated between TGAL and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid in connection with portfolio transactions are based to a large degree on the professional opinions of the ersons responsible for the placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. TGAL will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of TGAL, better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The amount of commission is not the only factor TGAL considers in the selection of a broker to execute a trade. If TGAL believes it is in a Fund's best interest, it may place portfolio transactions with brokers who provide the types of services described below, even if it means a Fund will pay a higher commission than if no weight were given to the broker's furnishing of these services. This will be done only if, in the opinion of TGAL, the amount of any additional commission is reasonable in relation to the value of the services. Higher commissions will be paid only when the brokerage and research services received are bona fide and produce a direct benefit to a Fund or assist TGAL in carrying out its responsibilities to a Fund, or when it is otherwise in the best interest of a Fund to do so, whether or not such services may also be useful to TGAL in advising other clients.

When TGAL believes several brokers are equally able to provide the best net price and execution, it may decide to execute transactions through brokers who provide quotations and other services to a Fund, in an amount of total brokerage as may reasonably be required in light of these services. Specifically, these services may include providing the quotations necessary to determine a Fund's Net Asset Value, as well as research, statistical and other data.

It is not possible to place a dollar value on the special executions or on the research services received by TGAL from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits TGAL to supplement its own research and analysis activities and to receive the views and information of individuals and research staff of other securities firms. As long as it is lawful and appropriate to do so, TGAL and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Company's officers are satisfied that the best execution is obtained, consistent with internal policies, the sale of a Fund's shares as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute a Fund's portfolio transactions.

Because Distributors is a member of the NASD, it may sometimes receive certain fees when a Fund tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of a Fund, any portfolio securities tendered by a Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next investment management fee payable to TGAL will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of a Fund and one or more other investment companies or clients supervised by TGAL are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by TGAL, taking into accoun the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund.

Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

During the fiscal years ended August 31, 1996, 1995 and 1994, World Fund paid brokerage commissions totaling $5,691,000, $8,042,091 and $6,895,789, respectively. During the fiscal years ended August 31, 1996, 1995 and 1994, Foreign Fund paid brokerage commissions totaling $10,641,000, $11,925,138 and $7,329,697, respectively.

As of August 31, 1996, neither Fund owned securities of its regular broker dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The Funds continuously offers their shares through Securities Dealers who have an agreement with istributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the 1933 Act.

Securities laws of states where a Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of a Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in each Fund's Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to a Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Funds' shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of a Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:



SIZE OF PURCHASE - U.S. DOLLARS                                 SALES CHARGE

Under $30,000                                                       3.0%
$30,000 but less than $50,000                                       2.5%
$50,000 but less than $100,000                                      2.0%
$100,000 but less than $200,000                                     1.5%
$200,000 but less than $400,000                                     1.0%
$400,000 or more                                                    0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors will pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 1% on sales of $1 million to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million.


Either Distributors or one of its affiliates may pay the following amounts, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares by certain retirement plans pursuant to a sales charge waiver, as discussed in each Fund's Prospectus: 1% on sales of $500,000 to $2 million, plus 0.80% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. Distributors may make these payments in the form of contingent advance payments, which may be recovered from the Securities Dealer or set off against other payments due to the dealer if shares are sold within 12 months of the calendar month of purchase. Other conditions may apply. All terms and conditions may be imposed by an agreement between Distributors, or one of its affiliates, and the Securities Dealer.


These breakpoints are reset every 12 months for purposes of additional purchases.


LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in each Fund's Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with a Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds, including Class II shares, acquired more than 90 days before the Letter is filed, will be counted towards completion of the Letter but will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period,except in the case of certain retirement plans, will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. The upward adjustment does not apply to certain retirement plans. If you execute a Letter prior to a change in the sales charge structure of a Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in each Fund's Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of a Fund registered in your name until you fulfill the Letter. This policy of reserving shares does not apply to certain retirement plans. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account prior to fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


If a Letter is executed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds under the Letter. These plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the Letter.

REINVESTMENT DATE. Shares acquired through the reinvestment of dividends will be purchased at the Net Asset Value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new fund and will be invested at Net Asset Value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in each Fund's Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of a Fund under the exchange privilege, a Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is a Fund's general policy o initially invest this money in short-term, interest-bearing money market instruments, unless it is believed that attractive investment opportunities onsistent with a Fund's investment objective exist immediately. This money will then be withdrawn from the short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of a Fund's shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in each Fund's Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by a Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from a Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

A Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if a Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's esponsibility to transmit the order to a Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute a Fund's net assets and you may incur brokerage fees in converting the securities to cash. A Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.


GENERAL INFORMATION


If dividend checks are returned to a Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of a Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. The Franklin Templeton Institutional Services Department provides specialized services, including recordkeeping, for institutional investors. The cost of these services is not borne by a Fund.

Investor Services may pay certain financial institutions that maintain omnibus accounts with a Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Investor Services an amount not to exceed the per account fee that a Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 4:00 p.m. Eastern time, each day that the NYSE is open for trading. As of the date of this SAI, a Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of a Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued and dividends are recorded on the ex-dividend date. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by TGAL.


Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business of the NYSE on each day that the NYSE is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE and on which the Net Asset Value of each class is not calculated. Thus, the calculation of the Net Asset Value of each class does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in the calculation and, if events materially affecting the values of these foreign securities occur, the securities will be valued at fair value as determined by management and approved in good faith by the Board.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, a Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


You may receive two types of distributions from a Fund:

1. INCOME DIVIDENDS. A Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. A Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by a Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. A Fund may make more than one distribution derived from net short-term and net long-term capital gains in any year or adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectuses, each Fund has elected and qualified to be treated as regulated investment company under Subchapter M of the Code. The status of each Fund as a regulated investment company does not involve government supervision of management or of its investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.

The Board  reserves the right not to maintain the  qualification  of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of a Fund's available earnings and profits.

Dividends of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

Distributions by a Fund reduce the Net Asset Value of the Fund shares. Should a distribution reduce the Net Asset Value below a shareholder's cost basis, the distribution nevertheless would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Some of the debt securities may be purchased by the Funds at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Funds' PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but the Funds could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of the Funds' taxable year whether the foreign taxes paid by a Fund will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as U.S. source income.

Certain options and futures contracts in which World Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses
("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by World Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by World Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by World Fund. In addition, losses realized by World Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to World Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by World Fund which is taxed as ordinary income when distributed to shareholders.

World Fund may make one or more of the elections available under the Code which are applicable to straddles. If World Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Requirements relating to the World Fund's tax status as a regulated investment company may limit the extent to which World Fund will be able to engage in transactions in options and futures contracts.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares, or as a capital gain.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and generally will be long-term if the shareholder's holding period for the shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the shareholder with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

Each Fund generally will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish a Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the shareholder or a Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

Ordinary dividends and taxable capital gain distributions declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in either Fund.

THE FUNDS' UNDERWRITER

Pursuant to underwriting agreements, Distributors acts as principal underwriter in a continuous public offering for both classes of each Fund's shares. The underwriting agreements will continue in effect for successive annual periods if their continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of a Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreements or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreements terminate automatically in the event of their assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


In connection with the offering of World Fund's shares, aggregate underwriting commissions for the fiscal years ended August 31, 1996, 1995 and 1994, were $10,048,765, $8,563,737 and $[], respectively. After allowances to dealers, Distributors retained $1,549,642, $1,962,439 and $[] in net underwriting discounts, commissions and compensation received in connection with redemptions or repurchases of shares, for the respective years. In connection with the offering of Foreign Fund's shares, aggregate underwriting commissions for the fiscal years ended August 31, 1996, 1995 and 1994, were $42,994,326, $42,927,772 and $[], respectively. After allowances to dealers, Distributors retained $3,233,516, $6,510,032 and $[] in net underwriting discounts, commissions and compensation received in connection with redemptions or repurchases of shares, for the respective years. Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Funds for acting as underwriter.


THE RULE 12B-1 PLANS


The Company has adopted a distribution plan or "Rule 12b-1 plan" with respect to each class of shares on behlf of each Fund pursuant to Rule 12b-1 of the 1940 Act.

THE CLASS I PLAN. Under the Class I plan each Fund may reimburse Distributors or others up to a maximum of 0.25% per year of Class I's average daily net assets, payable quarterly, for costs and expenses incurred in connection with any activity which is primarily intended to result in the sale of the Fund's shares. Under the Class I plan, the costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed 0.25% of the Fund's average daily net assets attributable to Class I shares) may be reimbursed in subsequent quarters or years.

THE CLASS II PLAN. Under the Class II plan, each Fund pays Distributors up to 0.75% per year of Class II's average daily net assets, payable quarterly, for costs and expenses incurred by Distributors or others in connection with any activity which is primarily intended to result in the sale of the Fund's shares. Up to 0.25% of such net assets may be paid to dealers for personal service and/or maintenance of shareholder accounts.

THE CLASS I AND CLASS II PLANS. For both the Class I and Class II plans, payments to Distributors or others could be for various types of activities, including (i) payments to broker-dealers who provide certain services of value to a Fund's shareholders (sometimes referred to as a "trail fee"); (ii) reimbursement of expenses relating to selling and servicing efforts or of organizing and conducting sales seminars; (iii) payments to employees or agents of the Distributors who engage in or support distribution of shares; (iv) payments of the costs of preparing, printing and distributing prospectuses and reports to prospective investors and of printing and advertising expenses; (v) payment of dealer commissions and wholesaler compensation in connection with sales of a Fund's shares and interest or carrying charges in connection therewith; and (vi) such other similar services as the Board determines to be reasonably calculated to result in the sale of shares.


In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of a Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of a Fund's investment management agreement with TGAL, or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended August 31, 1996, the total amounts paid by World Fund pursuant to the Class I and Class II plans were $11,984,253 and $309,734, respectively, which were used for the following purposes:


                                                     CLASS I              CLASS II

Advertising                                        $894,674               $2,138
Printing and mailing of prospectuses                103,549                  255

  other than to current shareholders
Payments to underwriters                            161,456              235,224
Payments to broker-dealers                       10,792,197               72,090
Other                                                32,377                   27


For the fiscal year ended August 31, 1996, the total amounts paid by Foreign Fund pursuant to the Class I and Class II plans were $20,366,669 and $2,844,257, respectively, which were used for the following purposes:



                                                CLASS I             CLASS II
Advertising                                   $1,502,219              $39,981
Printing and mailing of prospectuses             405,844               13,065
  other than to current shareholders
Payments to underwriters                         806,764            2,182,641
Payments to broker-dealers                    17,612,966              608,271
Other                                             38,876                  299



HOW DO THE FUNDS MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by each Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by each Fund to compute or express performance for each class follows. Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five- and ten-year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.


When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. World Fund's average annual total return for Class I for the one-, five- and ten-year periods ended August 31, 1996, was 5.32%, 13.13%, and 11.06%. World Fund's average annual total return for Class II for the one-year period ended August 31, 1996 was 8.81%, and for the period from commencement of operations on May 1, 1995 to August 31, 1996, was 13.43%. Foreign Fund's average annual total return for Class I for the one-, five- and ten-year periods ended August 31, 1996, was 4.28%, 10.34%, and 14.18%. Foreign Fund's average annual total return for Class II for the one-year period ended August 31, 1996 was 7.65%, and for the period from commencement of operations on May 1, 1995 to August 31, 1996, was 9.51%.


These figures were calculated according to the SEC formula:

P(1+T)n  = ERV

where:

P       =a hypothetical initial payment of $1,000
T       =average annual total return
n       =number of years
ERV     =ending redeemable value of a hypothetical $1,000
         payment made at the beginning of the one-, five- or ten-year periods at the end of the one-, five- or ten-year periods


CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five- and ten-year periods. World Fund's cumulative total return for Class I for the one-, five- and ten-year periods ended August 31, 1996, was 5.32%, 85.53%, and 185.78%. World Fund's cumulative total return for Class II for the one-year period ended August 31, 1996 was 8.81%, and for the period from commencement of operations on May 1, 1995 to August 31, 1996, was 18.40%. Foreign Fund's cumulative total return for Class I for the one-, five- and ten-year periods ended August 31, 1996, was 4.28%, 63.72%, and 277.12%. Foreign Fund's cumulative total return for Class II for the one-year period ended August 31, 1996 was 7.65%, and for the period from commencement of operations on May 1, 1995 to August 31, 1996, was 12.95%.


VOLATILITY


Occasionally statistics may be used to show each Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS

For investors who are permitted to buy Class I shares without a sales charge, sales literature about Class I may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.


Sales literature referring to the use of a Fund as a potential investment for Individual Retirement Accounts (IRAs), Business Retirement Plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

Each Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of both the Franklin Group of Funds and Templeton Group of Funds.


COMPARISONS


From time to time, advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare a class' performance to the return on CDs or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, if any, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in either Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

Performance information for each Fund may be compared, in reports and promotional literature, to: (i) unmanaged indices so that investors may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Performance information for each Fund reflects only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Performance information should be considered in light of a Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

From time to time, each Fund and TGAL may also refer to the following information:

(1) TGAL's and its affiliates' market share of international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.


(2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley Capital International or a similar financial organization.

(3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization.


(4) The geographic and industry distribution of each Fund's portfolio and each Fund's top ten holdings.


(5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.


(6) To assist investors in understanding the different returns and risk characteristics of various investments, each Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).


(7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(9) Allegorical stories illustrating the importance of persistent long-term investing.

(10) Each Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.


(12) The number of shareholders in each Fund or the aggregate number of shareholders of the open-end investment companies in the Franklin Templeton Group of Funds or the dollar amount of fund and private account assets under management.


(13) Comparison of the characteristics of various emerging markets, including population, financial and economic conditions.

(14) Quotations from the Templeton organization's founder, Sir John Templeton,* advocating the virtues of diversification and long-term investing, including the following:

         (infinity)        "Never follow the crowd. Superior performance is
                            possible only if you invest differently from the crowd."

         (infinity)        "Diversify by company, by industry and by country."

         (infinity)        "Always maintain a long-term perspective."

         (infinity)        "Invest for maximum total real return."

         (infinity)        "Invest - don't trade or speculate."

         (infinity)        "Remain flexible and open-minded about types of
                            investment."

         (infinity)        "Buy low."

         (infinity)        "When buying stocks, search for bargains among
                            quality stocks."

         (infinity)        "Buy value, not market trends or the economic
                            outlook."

         (infinity)        "Diversify.  In stocks and bonds, as in much else,
                            there is safety in numbers."

         (infinity)        "Do your homework or hire wise experts to help you."

         (infinity)        "Aggressively monitor your investments."

         (infinity)        "Don't panic."

         (infinity)        "Learn from your mistakes."

         (infinity)        "Outperforming the market is a difficult task."

         (infinity)        "An investor who has all the answers doesn't even
                            understand all the questions."

         (infinity)        "There's no free lunch."

         (infinity)        "And now the last principle: Do not be fearful or
                            negative too often."

MISCELLANEOUS INFORMATION


Each Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in a Fund cannot guarantee that these goals will be met.

The Company is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 48 years and now services more than 2.5 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Together, the Franklin Templeton Group has over $152 billion in assets under management for more than 4.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 121 U.S. based open-end investment companies to the public. Each Fund may identify itself by its NASDAQ symbol or CUSIP number.


The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past eight years.


As of December 1, 1996, the principal shareholders of the World Fund, beneficial or of record, were as follows:



NAME AND ADDRESS                                  SHARE AMOUNT       PERCENTAGE
CLASS II


Merrill Lynch, Pierce, Fenner & Smith, Inc.        688,442               14%
4800 Deer Lake Drive East 3rd Floor
Jacksonville, FL 32246

As of December 1, 1996, the principal shareholders of the Foreign Fund, beneficial or of record, were as follows:


NAME AND ADDRESS                                 SHARE AMOUNT        PERCENTAGE
CLASS I

Merrill Lynch, Pierce, Fenner & Smith, Inc.       63,250,305            6%
4800 Deer Lake Drive East 3rd Floor
Jacksonville, FL 32246

CLASS II

Merrill Lynch, Pierce, Fenner & Smith, Inc.       16,814,108            25%
4800 Deer Lake Drive East 3rd Floor
Jacksonville, FL 32246



From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


SUMMARY OF CODE OF ETHICS. Employees of Resources or its subsidiaries who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed within 24 hours after clearance; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of each Fund, for the fiscal year ended August 31, 1996, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1933 ACT - SECURITIES ACT OF 1933, AS AMENDED

1940 ACT - Investment Company Act of 1940, as amended


BOARD - The Board of Directors of the Company


CD - Certificate of deposit

CFTC - Commodity Futures Trading Commission


CLASS I AND CLASS II - The Funds offer two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in each Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans.


CODE - Internal Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Funds' principal underwriter


FRANKLIN FUNDS - the mutual funds in the Franklin Group of Funds (TRADEMARK) except Franklin Valuemark Funds and the Franklin Government
 Securities Trust

FRANKLIN TEMPLETON FUNDS - the Franklin Funds and the Templeton Funds

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - all U.S. registered investment companies in the Franklin Group of Funds(TRADEMARK) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Funds' shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange, Inc.


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. For each Fund, the maximum front-end sales charge is 5.75% for Class I and 1% for Class II.

PROSPECTUS - the prospectus for each Fund dated January 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.
SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - a financial institution which, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with a Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TEMPLETON FUNDS - the U.S. registered mutual funds in the Templeton Group of Funds except Templeton Capital Accumulator Fund, Inc., the Templeton Variable Annuity Fund, and the Templeton Variable Products Series Fund


TGAL - Templeton Global Advisers Limited, the Funds' investment manager, is located in Lyford Cay, Nassau, Bahamas.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

TL STMT 01/96


--------

* Sir John Templeton sold the Templeton organization to Resources in October, 1992 and resigned from the Funds' Board on April 16, 1995.He is no longer involved with the investment management process.







PAGE





                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

                (a) Financial Statements: Incorporated by reference from the 1996 Annual Reports to Shareholders of Templeton World Fund and Templeton Foreign Fund:

                           Independent Auditors' Report

                           Investment Portfolios as of August 31, 1996

                           Statements of Assets and Liabilities as of August 31, 1996

                           Statements of Operations for the year ended
                           August 31, 1996

                           Statements of Changes in Net Assets for the years ended August 31, 1996 and 1995

                           Notes to Financial Statements

                  (b)      EXHIBITS

                           (1)(A)  Amended and Restated Articles of
                                   Incorporation dated January 26, 1989 *
                              (B)  Articles Supplementary dated October 24,
                                   1990 *
                              (C)  Articles Supplementary dated October 16,
                                   1993 *
                              (D)  Articles Supplementary dated February 22,
                                   1994 *
                              (E)  Articles Supplementary dated January 6,
                                   1995 *
                              (F)  Articles Supplementary dated April 13, 1995*
                              (G)  Articles of Amendment dated April 17, 1995*
                              (H)  Articles Supplementary dated October 26,
                                   1995 *

                           (2) By-laws (Amended and Restated)

                           (3) Not Applicable

                           (4)(A)  Specimen stock certificate for
                                   Templeton World Fund*

                              (B) Specimen stock certificate for Templeton Foreign Fund*

                           (5)(A) Amended and Restated Investment Management Agreement - Templeton World Fund *

                              (B) Amended and Restated Investment Management Agreement - Templeton Foreign Fund *

                           (6)(A)  Distribution Agreement *
                              (B)  Form of Dealer Agreement *

                           (7)  Not Applicable

                           (8)(A) Custody Agreement dated June 1, 1984 as amended and restated February 11, 1986 on behalf of Templeton World Fund with The Chase Manhattan Bank, N.A. *

                              (B)  Custody Agreement dated June 1, 1984 as
                                   amended and restated February 11, 1986 on behalf of Templeton Foreign Fund with The Chase Manhattan Bank, N.A. *

                           (9)(A)  Fund Administration Agreement *
                              (B)  Form of Transfer Agent Agreement *
                              (C)  Form of Sub-Transfer Agent Services
                                   Agreement *
                              (D)  Form of Sub-Accounting Services Agreement *
                              (E) Form of Sub-Transfer Agent Agreement between Fidelity Investments Institutional
                                   Operations Company and Templeton Funds
                                   Trust Company *

                           (10) Opinion and consent of counsel (filed with Rule
                                24f-2 Notice) **

                           (11) Consent of Independent Public Accountants

                           (12) Not Applicable

                           (13) Not Applicable

                           (14) Model Retirement plans *

                           (15)(A)(1) Distribution Plan - Templeton World Fund
                                      Class I Shares *
                                  (2) Distribution Plan - Templeton World Fund
                                      Class II Shares *
                               (B)(1) Distribution Plan - Templeton Foreign
                                      Fund Class I Shares *
                                  (2) Distribution Plan - Templeton Foreign
                                      Fund Class II Shares *

                           (16) Schedule showing computation of performance
                                quotations provided in response to Item 22 *

                           (18) Form of Multi-class Plan *

                           (27) Financial Data Schedule

 * Previously filed with Registration Statement No. 2-60067 and incorporated by reference herein.
** Rule 24f-2 Notice filed with the Securities and Exchange Commission on October 30, 1996.




PAGE



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

ITEM 26. NUMBER OF RECORD HOLDERS

                  Templeton World Fund

                  Shares of Common Stock, 288,285 Class I Shareholders, 6,138 Class II Shareholders as of November 30, 1996.

                  Templeton Foreign Fund

                  Shares of Common Stock, 383,164 Class I Shareholders, 38,879 Class II Shareholders as of November 30, 1996.

ITEM 27. INDEMNIFICATION

                  All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Articl 5.1 of the By-Laws of the Registrant, filed as Exhibit 2 to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  The business and other connections of Registrant's investment manager, Templeton Global Advisors Limited, are described in Parts A and B.

                  For information relating to the investment manager's officers and directors, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Templeton Global Advisors Limited



PAGE



ITEM 29. PRINCIPAL UNDERWRITERS

                  (a) Franklin Templeton Distributors, Inc. also acts as
                      principal underwriter of shares of:

                           Franklin Templeton Japan Fund
                           Templeton American Trust, Inc.
                           Templeton Capital Accumulator Fund, Inc.
                           Templeton Developing Markets Trust
                           Templeton Global Investment Trust
                           Templeton Global Opportunities Trust
                           Templeton Global Real Estate Fund
                           Templeton Global Smaller Companies Fund, Inc. Templeton Growth Fund, Inc.
                           Templeton Income Trust
                           Templeton Institutional Funds, Inc.
                           Templeton Variable Products Series Fund

                           Franklin Asset Allocation Fund
                           Franklin California Tax Free Income Fund, Inc. Franklin California Tax Free Trust
                           Franklin Custodian Funds, Inc.
                           Franklin Equity Fund
                           Franklin Federal Money Fund
                           Franklin Federal Tax-Free Income Fund
                           Franklin Gold Fund
                           Franklin High Income Trust
                           Franklin Investors Securities Trust
                           Franklin Managed Trust
                           Franklin Money Fund
                           Franklin Municipal Securities Trust
                           Franklin New York Tax-Free Income Fund
                           Franklin New York Tax-Free Trust
                           Franklin Premier Return Fund
                           Franklin Real Estate Securities Fund
                           Franklin Strategic Mortgage Portfolio
                           Franklin Strategic Series
                           Franklin Tax-Advantaged High Yield Securities Fund Franklin Tax-Advantaged International Bond Fund Franklin Tax-Advantaged U.S. Government Securities
                              Fund
                           Franklin Tax Exempt Money Fund
                           Franklin Tax-Free Trust
                           Franklin Templeton International Trust
                           Franklin Value Investors Trust
                           Franklin Templeton Global Trust
                           Franklin Templeton Money Fund Trust
                           Institutional Fiduciary Trust

                    (b) The directors and officers of FTD are identified below. Except as otherwise indicated, the address of each director or officer is 777 Mariners Island Blvd., San Mateo, CA 94404.


                                          POSITIONS AND OFFICES             POSITIONS AND OFFICES
      NAME                                  WITH UNDERWRITER                  WITH REGISTRANT

S>
Charles B. Johnson                      Chairman of the Board and Director     Chairman,Vice President
                                                                               and Director

Gregory E. Johnson                      President                              None

Rupert H. Johnson, Jr.                  Executive Vice President               Director and Vice President
                                        and Director

Harmon E. Burns                         Executive Vice President               Vice President
                                        and Director

Edward V. McVey                         Senior Vice President                  None

Kenneth V. Domingues                    Senior Vice President                  None

William J. Lippman                      Senior Vice President                  None

Richard C. Stoker                       Senior Vice President                  None

Charles E. Johnson                      Senior Vice President                  Vice President
500 East Broward Blvd.
Ft. Lauderdale, FL 33394




PAGE



Deborah R. Gatzek                       Senior Vice President and Asst.        Vice President
                                        Secretary

Peter Jones                             Senior Vice President                  None
700 Central Avenue
St. Petersburg, Fl 33701

Daniel T. O'Lear                        Senior Vice President                  None

James K. Blinn                          Vice President                         None

Richard O. Conboy                       Vice President                         None

James A. Escobedo                       Vice President                         None

Bert W. Feuss                           Vice President                         None

Loretta Fry                             Vice President                         None

Robert N. Geppner                       Vice President                         None

Mike Hackett                            Vice President                         None

Philip J. Kearns                        Vice President                         None

Ken Leder                               Vice President                         None

Jack Lemein                             Vice President                         None

John R. McGee                           Vice President                         None

Harry G. Mumford                        Vice President                         None

Vivian J. Palmieri                      Vice President                         None

Kent P. Strazza                         Vice President                         None

Alison Hawksley                         Vice President                         None

Francie Arnone                          Vice President                         None

Sarah Stypa                             Vice President                         None

John R. Kay                             Asst. Vice President                   Vice President
500 East Broward Blvd.
Ft. Lauderdale, Fl 33394

Andrea Dover                            Asst. Vice President                   None

Laura Komar                             Asst. Vice President                   None

Virginia Marans                         Asst. Vice President                   None

Bernadette Marino Howard                Asst. Vice President                   None

Susan Thompson                          Asst. Vice President                   None

Kenneth A. Lewis                        Treasurer                              None

Karen DeBellis                          Asst. Treasurer                        Asst. Treasurer
700 Central Avenue
St. Petersburg, Fl 33701

Philip A. Scatena                       Assistant Treasurer                    None

Leslie M. Kratter                       Secretary                              None

               (c)  Not applicable (information on unaffiliated underwriters).




PAGE




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Rule 31a-1(a) of the Investment Company Act of 1940 are in the possession of Franklin Templeton Services, Inc., 500 East Broward Blvd., Fort Lauderdale, Florida 33394.

ITEM 31. MANAGEMENT SERVICES

                  Not Applicable.

ITEM 32. UNDERTAKINGS

                  (a)      Not Applicable.

                  (b)      Not Applicable.

                  (c) Registrant undertakes to furnish to each person to whom a Prospectus for Templeton World Fund or Templeton Foreign Fund is provided a copy of such Fund's latest Annual Report, upon request and without charge.




PAGE






                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in St. Petersburg, Florida, on the 26th of December, 1996.

                                          Templeton Funds, Inc.

                                         By:
                                            Mark G. Holowesko*
                                             President

*By:/s/JOHN K. CARTER
       John K. Carter
       as attorney-in-fact**

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


     SIGNATURE                                    TITLE                             DATE



 Mark G. Holowesko*                          President (Chief Executive   December 26, 1996
                                                  Officer)


Charles B. Johnson*                         Director                     December 26, 1996



Betty P. Krahmer*                           Director                     December 26, 1996



Fred R. Millsaps*                           Director                     December 26, 1996



John Wm. Galbraith*                         Director                    December 26, 1996




Rupert H. Johnson, Jr.*                     Director                   December 26, 1996





Harris J. Ashton*                          Director                   December 26, 1996




Hasso-G Von Diergardt-Naglo*               Director                  December 26, 1996




S. Joseph Fortunato*                       Director                 December 26, 1996




PAGE





Andrew H. Hines, Jr.*                      Director                 December 26, 1996




Gordon S. Macklin*                         Director                 December 26, 1996




Nicholas F. Brady*                         Director                 December 26, 1996




James R. Baio*                            Treasurer                December 26, 1996
                                       (Chief Financial
                                      and Accounting Officer)

*By:/s/JOHN K. CARTER
       John K. Carter
       as attorney-in-fact**

** Powers of Attorney are filed with Post-Effective Amendmen No. 21 to this Registration Statement on August 19, 1992, Post-Effective Amendment No. 23 to this Registration Statement on November 2, 1993, Post-Effective Amendment No. 24 to this Registration Statement on December 23, 1993, and Post-Effective Amendment No. 25 to this Registration Statement on December 30, 1994, or filed herewith.



PAGE



                                POWER OF ATTORNEY


                  The undersigned officers and Directors of TEMPLETON FUNDS, INC. (the "Registrant") hereby appoint Allan S. Mostoff, Jeffrey L. Steele, William J. Kotapish, Deborah R Gatzek, Barbara J. Green, Larry L. Greene, and John K. Carter (with full power t each of them to act alone) his attorney-in-fact and agent, in all capacities, to execute, and to file any of the documents referred to below relating to Post-Effective Amendments to the Registrant's registration statement on Form N-1A under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933 covering the sale of shares by the Registrant under prospectuses becoming effective after this date, including any amendment or amendments increasing or decreasing the amount of securities for which registration is being sought, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorneys, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do if personally present, thereby ratifying all that said attorneys-in-fact and agents, may lawfully do or cause to be done by virtue hereof.

                  The undersigned officers and Directors hereby execute this Power of Attorney as of this 12th day of December, 1996.


/s/HARRIS J. ASHTON                       /s/RUPERT H. JOHNSON, JR.
   Harris J. Ashton, Director                Rupert H. Johnson, Jr., Director



/s/NICHOLAS F. BRADY                     /s/BETTY P. KRAHMER
   Nicholas F. Brady, Director              Betty P. Krahmer, Director



/s/S. JOSEPH FORTUNATO                  /s/GORDON S. MACKLIN
   S. Joseph Fortunato, Director           Gordon S. Macklin, Director



/s/JOHN WM. GALBRAITH                   /s/FRED R. MILLSAPS
   John Wm. Galbraith, Director            Fred R. Millsaps, Director



/s/ANDREW H. HINES, JR.                 /s/HASSO-G VON DIERGARDT-NAGLO
   Andrew H. Hines, Jr., Director          Hasso-G Von Diergardt-Naglo, Director



/s/CHARLES B. JOHNSON                   /s/MARK G. HOLOWESKO
   Charles B. Johnson, Director            Mark G. Holowesko, President



 /s/JAMES R. BAIO
    James R. Baio, Treasurer

